UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	CORPORATE BONDS – 46.0%

	Airlines – 0.3%

$366	American Airlines Inc., Pass-Through Trust 2016-1A	3.575%	1/15/28	AA+	$377,354

	Auto Components – 0.3%

355	Lear Corporation	5.375%	3/15/24	BBB–	378,192

	Automobiles – 0.5%

750	General Motors Corporation	4.000%	4/01/25	BBB	761,667

	Banks – 6.2%

290	Bank of America Corporation	4.000%	4/01/24	A	306,277

490	Bank of America Corporation	3.875%	8/01/25	A	513,097

1,000	Bank of America Corporation	4.450%	3/03/26	A–	1,055,246

460	Barclays Bank PLC	3.650%	3/16/25	A	460,964

645	Citigroup Inc.	4.500%	1/14/22	A	693,674

650	Citigroup Inc.	3.300%	4/27/25	A	654,646

365	Citigroup Inc.	4.300%	11/20/26	A–	380,022

807	Fifth Third Bancorp.	3.500%	3/15/22	A–	837,603

400	ING Groep N.V	3.950%	3/29/27	A+	417,027

505	JPMorgan Chase & Company	3.200%	1/25/23	A+	517,747

695	JPMorgan Chase & Company	3.875%	9/10/24	A	723,177

520	JPMorgan Chase & Company	6.400%	5/15/38	A+	695,144

805	Santander UK PLC	3.050%	8/23/18	Aa3	814,582

570	SunTrust Banks Inc.	2.450%	8/01/22	A–	567,541
8,202	Total Banks				8,636,747

	Beverages – 1.3%

1,395	Anheuser Busch InBev Financial Inc.	3.650%	2/01/26	A–	1,442,605

420	Dr. Pepper Snapple Group Inc.	2.550%	9/15/26	BBB+	395,783
1,815	Total Beverages				1,838,388

	Biotechnology – 1.3%

500	Baxalta, Inc.	4.000%	6/23/25	BBB–	524,326

630	Biogen Inc.	3.625%	9/15/22	A–	660,857

595	Celgene Corporation	3.625%	5/15/24	BBB+	619,674
1,725	Total Biotechnology				1,804,857

	Capital Markets – 5.2%

665	Charles Schwab Corporation	3.000%	3/10/25	A	664,692

1,280	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,436,418

NUVEEN	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$800	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	$1,054,964

460	Lazard Group LLC	3.625%	3/01/27	A–	456,087

1,740	Morgan Stanley	4.000%	7/23/25	A	1,833,760

685	Morgan Stanley	3.950%	4/23/27	A–	697,625

1,105	State Street Corporation	3.300%	12/16/24	AA–	1,141,288
6,735	Total Capital Markets				7,284,834

	Chemicals – 0.8%

500	Agrium Inc.	3.375%	3/15/25	BBB	502,877

550	LYB International Finance BV	4.000%	7/15/23	BBB+	581,755
1,050	Total Chemicals				1,084,632

	Commercial Services & Supplies – 0.3%

430	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	447,457

	Consumer Finance – 0.8%

490	Capital One Bank	3.375%	2/15/23	Baa1	497,105

545	Discover Financial Services	5.200%	4/27/22	BBB+	592,253
1,035	Total Consumer Finance				1,089,358

	Containers & Packaging – 0.3%

480	Packaging Corporation of America	3.650%	9/15/24	BBB	489,003

	Diversified Financial Services – 1.4%

525	BNP Paribas, 144A	4.375%	5/12/26	A	548,200

365	Jefferies Group Inc.	4.850%	1/15/27	BBB–	382,964

995	Rabobank Nederland	3.875%	2/08/22	Aa2	1,054,537
1,885	Total Diversified Financial Services				1,985,701

	Diversified Telecommunication Services – 3.0%

360	AT&T, Inc.	3.800%	3/15/22	A–	374,897

685	AT&T, Inc.	3.400%	8/14/24	A–	685,790

365	AT&T, Inc.	4.750%	5/15/46	A–	351,427

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,018,394

750	Verizon Communications	4.125%	8/15/46	A–	681,396
4,180	Total Diversified Telecommunication Services				4,111,904

	Energy Equipment & Services – 0.4%

565	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	571,369

	Equity Real Estate Investment Trusts – 0.8%

635	American Tower Company	5.000%	2/15/24	BBB	700,445

380	Crown Castle International Corporation	3.700%	6/15/26	BBB–	382,592
1,015	Total Equity Real Estate Investment Trusts				1,083,037

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food & Staples Retailing – 1.6%

$930	CVS Health Corporation	3.875%	7/20/25	BBB+	$969,662

730	Sysco Corporation	3.750%	10/01/25	A3	757,739

515	Walgreen Company	3.100%	9/15/22	BBB	524,499
2,175	Total Food & Staples Retailing				2,251,900

	Food Products – 0.3%

500	Bunge Limited Finance Company	3.250%	8/15/26	BBB	481,600

	Health Care Providers & Services – 1.4%

630	Anthem, Inc.	3.125%	5/15/22	A	643,172

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A+	1,242,491
1,845	Total Health Care Providers & Services				1,885,663

	Household Durables – 0.4%

545	Newell Brands Inc.	4.200%	4/01/26	BBB–	573,692

	Industrial Conglomerates – 1.2%

1,510	GE Capital International Funding CO	4.418%	11/15/35	AA–	1,645,916

	Insurance – 4.2%

131	AFLAC Insurance	6.450%	8/15/40	A–	171,094

620	American International Group, Inc.	3.750%	7/10/25	BBB+	640,054

990	Berkshire Hathaway Inc.	3.125%	3/15/26	AA	1,000,844

375	CNA Financial Corporation	3.450%	8/15/27	BBB	371,887

750	Lincoln National Corporation	4.000%	9/01/23	A–	791,413

600	MetLife Inc.	3.000%	3/01/25	A–	601,239

940	Prudential Financial Inc.	3.500%	5/15/24	A	977,673

465	Symetra Financial Corporation	4.250%	7/15/24	Baa1	472,568

435	Unum Group	4.000%	3/15/24	BBB	453,823

365	Willis North America, Inc.	3.600%	5/15/24	BBB	373,241
5,671	Total Insurance				5,853,836

	Internet and Direct Marketing Retail – 0.4%

560	Amazon.com Incorporated	3.800%	12/05/24	AA–	598,307

	Internet Software & Services – 0.5%

655	eBay Inc.	3.800%	3/09/22	BBB+	686,698

	IT Services – 0.7%

955	Visa Inc.	3.150%	12/14/25	A+	977,708

	Leisure Products – 0.8%

1,025	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,052,913

NUVEEN	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 1.1%

$830	Ingersoll-Rand Luxembourg Finance SA	3.550%	11/01/24	BBB	$856,081

640	John Deere Capital Corporation	2.650%	6/24/24	A	636,771
1,470	Total Machinery				1,492,852

	Media – 3.0%

605	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	641,148

350	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	460,094

510	CBS Corporation	4.900%	8/15/44	BBB	528,847

305	Cox Communications Inc., 144A, (3)	3.850%	2/01/25	BBB+	307,017

435	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	425,504

660	Discovery Communications Inc.	3.800%	3/13/24	BBB–	679,996

885	NBC Universal Media LLC	6.400%	4/30/40	A–	1,191,535
3,750	Total Media				4,234,141

	Metals & Mining – 0.4%

495	Nucor Corporation	4.000%	8/01/23	A–	524,788

	Oil, Gas & Consumable Fuels – 2.0%

335	BP Capital Markets PLC	2.520%	9/19/22	A1	335,239

550	EOG Resources Inc.	4.100%	2/01/21	BBB+	579,243

270	Sabine Pass Liquefaction LLC.	5.875%	6/30/26	BBB–	301,949

340	Occidental Petroleum Corporation	3.400%	4/15/26	A	348,436

590	Spectra Energy Partners LP	4.750%	3/15/24	BBB+	641,807

540	Valero Energy Corporation	3.400%	9/15/26	BBB	532,501
2,625	Total Oil, Gas & Consumable Fuels				2,739,175

	Pharmaceuticals – 1.1%

995	Merck & Company Inc.	2.750%	2/10/25	AA	997,737

550	Teva Pharmaceutical Finance III, (3)	3.150%	10/01/26	BBB–	506,843
1,545	Total Pharmaceuticals				1,504,580

	Road & Rail – 0.7%

895	Burlington Northern Santa Fe, LLC	3.400%	9/01/24	A	933,382

	Semiconductors & Semiconductor Equipment – 1.0%

740	Applied Materials Inc.	4.300%	6/15/21	A–	793,760

630	Intel Corporation	3.150%	5/11/27	A+	639,328
1,370	Total Semiconductors & Semiconductor Equipment				1,433,088

	Specialty Retail – 1.1%

520	Home Depot, Inc.	2.625%	6/01/22	A	528,112

455	Lowe’s Companies, Inc.	3.100%	5/03/27	A–	452,230

525	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	536,608
1,500	Total Specialty Retail				1,516,950

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Tobacco – 0.4%

$520	Reynolds American Inc.	3.250%	11/01/22	BBB+	$531,583

	Wireless Telecommunication Services – 0.8%

510	Rogers Communications Inc.	3.625%	12/15/25	BBB+	519,618

525	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	542,944
1,035	Total Wireless Telecommunication Services				1,062,562
$61,234	Total Corporate Bonds (cost $61,828,250)				63,925,834

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.5%

	Banks – 0.5%

$700	Wachovia Capital Trust III, (3-Month LIBOR reference rate + 0.930% spread, 5.570% Floor), (8)	5.570%	N/A (4)	BBB	$701,750
$700	Total $1,000 Par (or similar) Institutional Preferred (cost $621,189)				701,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.2%

$60	Federal Home Loan Mortgage Corporation, Notes	1.750%	5/30/19	Aaa	$60,255

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,138,468

220	U.S. Treasury Bonds	3.625%	2/15/44	Aaa	252,648

20	U.S. Treasury Bonds	2.500%	2/15/45	Aaa	18,642

3,140	U.S. Treasury Bonds	2.250%	8/15/46	Aaa	2,759,030

210	U.S. Treasury Bonds	3.000%	5/15/47	Aaa	215,931

1,750	U.S. Treasury Notes	1.375%	7/31/18	Aaa	1,750,547

4,235	U.S. Treasury Notes	2.875%	11/15/46	Aaa	4,246,249
$11,690	Total U.S. Government and Agency Obligations (cost $11,172,895)				11,441,770

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 44.3%

$956	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$970,441

870	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	908,912

500	American Homes 4 Rent, Series 2015-SFR2, 144A	5.036%	10/17/45	Baa2	544,505

600	AmeriCold LLC Trust, Series 2010, 144A	6.031%	1/17/29	AA	655,098

260	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.511%	9/17/48	A–	262,990

165	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	130,354

810	CitiBank Credit Card Issuance Trust, Series 2017-A8	1.860%	8/08/22	AAA	808,057

1,000	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	1,022,993

NUVEEN	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$725	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (8)	2.234%	4/15/36	AAA	$727,250

1,699	Colony American Homes Trust 2014-1A, 144A, (1-Month LIBOR reference rate + 1.150% spread), (8)	2.384%	5/17/31	Aaa	1,705,638

625	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.643%	10/10/48	A–	608,746

67	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB+	67,267

151	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	150,881

474	Exeter Auto Receivables Trust, Series 2013-2A, 144A	6.810%	8/17/20	A–	482,532

200	Fannie Mae Grantor Trust, Series 2014-T1	2.898%	6/25/27	Aaa	199,013

509	Fannie Mae Mortgage Pool FG G08687	3.500%	1/01/46	Aaa	525,062

600	Fannie Mae Mortgage Pool FN 725205	5.000%	3/01/34	Aaa	659,693

1,140	Fannie Mae Mortgage Pool FN 890310	4.500%	12/01/40	Aaa	1,233,781

910	Fannie Mae Mortgage Pool FN 960605	5.000%	8/01/37	Aaa	1,002,679

1,778	Fannie Mae Mortgage Pool FN AB2085	4.000%	1/01/41	Aaa	1,879,613

2,567	Fannie Mae Mortgage Pool FN AB9659	3.000%	6/01/43	Aaa	2,588,339

1,147	Fannie Mae Mortgage Pool FN AD1593	4.500%	2/01/40	Aaa	1,239,025

1,527	Fannie Mae Mortgage Pool FN AE0217	4.500%	8/01/40	Aaa	1,649,758

1,432	Fannie Mae Mortgage Pool FN AE0981	3.500%	3/01/41	Aaa	1,483,426

673	Fannie Mae Mortgage Pool FN AH3804	4.000%	2/01/41	Aaa	711,598

1,824	Fannie Mae Mortgage Pool FN AH5575	4.000%	2/01/41	Aaa	1,927,912

1,484	Fannie Mae Mortgage Pool FN AH8954	4.000%	4/01/41	Aaa	1,568,664

861	Fannie Mae Mortgage Pool FN AL0160	4.500%	5/01/41	Aaa	931,665

1,619	Fannie Mae Mortgage Pool FN AL0215	4.500%	4/01/41	Aaa	1,752,292

1,453	Fannie Mae Mortgage Pool FN AS6398	3.500%	12/01/45	Aaa	1,498,226

1,176	Fannie Mae Mortgage Pool FN AU3353	3.000%	8/01/43	Aaa	1,185,564

1,634	Fannie Mae Mortgage Pool FN AY3376	3.500%	4/01/45	Aaa	1,684,849

813	Fannie Mae Mortgage Pool FN BC0830	3.000%	4/01/46	Aaa	816,236

1,598	Fannie Mae Mortgage Pool FN BH7626, (WI/DD)	4.000%	8/01/47	Aaa	1,682,351

1,335	Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	Aaa	1,411,486

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates FNR 1990-89 K	6.500%	7/25/20	Aaa	1,633

1,150	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	1,153,145

104	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03, (1-Month LIBOR reference rate + 1.200% spread), (8)	2.437%	7/25/24	AA+	104,181

2	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	2,397

4	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	4,561

11	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	10,529

672	Freddie Mac Gold Pool FG G05852	5.500%	3/01/39	Aaa	744,883

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.481%	5/25/45	AA	895,202

1,715	Freddie Mac Multifamily Structured Pass- Through Certificates FHMS K053	2.995%	12/25/25	Aaa	1,749,799

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$824	Ginnie Mae Mortgage Pool G2 MA2521	3.500%	1/20/45	Aaa	$858,145

600	GLS Auto Receivables Trust 2017-1A, 144A	2.670%	4/15/21	A	599,588

2,244	Government National Mortgage Association Pool GN AA5391	3.500%	6/15/42	Aaa	2,340,893

1,098	Invitation Homes Trust 2015-SFR3, 144A, (1-Month LIBOR reference rate + 1.300% spread), (8)	2.534%	8/19/32	Aaa	1,105,669

1,001	JP Morgan Mortgage Trust, Series 2016-A5, 144A	3.500%	5/25/46	Aaa	1,023,528

660	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	675,671

230	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	233,704

1,100	Mercedes-Benz Auto Lease Trust 2017-A	1.530%	8/15/19	AAA	1,099,761

750	New Residential Advance Receivable Trust, Series 2016-T3, 144A	2.833%	10/16/51	AAA	742,303

775	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	774,129

647	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2017-3A, 144A	4.000%	4/25/57	AAA	672,848

638	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AAA	663,832

825	OMART Receivables Trust, Series 2016-T1, 144A	2.521%	8/17/48	AAA	821,347

650	OMART Receivables Trust, Series 2017-T1, 144A	2.499%	9/15/48	AAA	650,326

785	Springleaf Mortgage Loan Trust 2013-2A, 144A	3.520%	12/25/65	AA	783,537

181	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 1.450% spread), (8)	2.687%	11/27/23	Aa1	181,777

710	Synchrony Credit Card Master Note Trust, Series 2017-1	1.930%	6/15/23	Aaa	707,353

745	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	742,988

535	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/19/34	Aaa	532,687

1,718	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	1,775,643

176	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	176,005

588	Wendy’s Funding LLC, Series 2015-1A, 144A	3.371%	6/15/45	BBB	593,274

262	Wendys Funding LLC, Series 2015-1A, 144A	4.080%	6/15/45	BBB	267,948

901	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/01/20	Aaa	921,200

1,142	Atlantic City Electric Transition Funding LLC, Transition Bonds, Series 2002-1	5.550%	10/20/23	AAA	1,226,218
$59,507	Total Asset-Backed and Mortgage-Backed Securities (cost $60,254,227)				61,513,600
	Total Long-Term Investments (cost $133,876,561)				137,582,954

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%

	Money Market Funds – 0.6%

843,675	First American Government Obligations Fund, Class X, (5)	0.926% (6)			$843,675
	Total Investments Purchased with Collateral from Securities Lending (cost $843,675)				843,675

NUVEEN	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 2.3%

	Money Market Funds – 2.3%

3,214,535	First American Treasury Obligations Fund, Class Z	0.888% (6)	$3,214,535
	Total Short-Term Investments (cost $3,214,535)		3,214,535
	Total Investments (cost $137,934,771) – 101.9%		141,641,164
	Other Assets Less Liabilities – (1.9)% (7)		(2,668,697)
	Net Assets – 100%		$138,972,467

Investments in Derivatives as of September 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S Treasury 5-Year Note	Short	(92)	12/17	$(10,874,724)	$(10,810,000)	$64,724	$19,475
U.S Treasury 10-Year Note	Short	(83)	12/17	(10,457,712)	(10,400,938)	56,774	19,453
U.S. Treasury Long Bond	Long	18	12/17	2,796,702	2,750,625	(46,077)	563
U.S. Treasury Ultra Bond	Long	25	12/17	4,198,163	4,128,125	(70,038)	10,156
Total				$(14,337,571)	$(14,332,188)	$5,383	$49,647
*	The aggregate Notional Amount at Value of long and short is $6,878,750 and $21,210,938, respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$63,925,834	$—	$63,925,834
$1,000 Par (or similar) Institutional Preferred	—	701,750	—	701,750
U.S. Government and Agency Obligations	—	11,441,770	—	11,441,770
Asset-Backed and Mortgage-Backed Securities	—	61,513,600	—	61,513,600
Investments Purchased with Collateral from Securities Lending	843,675	—	—	843,675
Short-Term Investments:
Money Market Funds	3,214,535	—	—	3,214,535
Investments in Derivatives:
Futures Contracts*	5,383	—	—	5,383
Total	$4,063,593	$137,582,954	$—	$141,646,547
*	Represents net unrealized appreciation (depreciation).

8	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amount unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$137,950,425
Gross unrealized:
Appreciation	$3,962,429
Depreciation	(271,691)
Net unrealized appreciation (depreciation) of investments	$3,690,738

Tax costs of futures	$5,383
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $813,860.

(4)	Perpetual security. Maturity date is not applicable.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

TBA	To be announced. Maturity date not known prior to the settlement of this transaction.

NUVEEN	9

Nuveen Core Plus Bond Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	CORPORATE BONDS – 49.6%

	Aerospace & Defense – 1.5%

$1,530	Airbus SE, 144A	3.150%	4/10/27	A+	$1,554,682

1,295	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	1,342,761

945	L-3 Communications Corporation	3.850%	12/15/26	BBB–	980,068

1,625	Rockwell Collins Inc.	3.500%	3/15/27	BBB	1,656,098
5,395	Total Aerospace & Defense				5,533,609

	Air Freight & Logistics – 0.3%

1,095	FedEx Corporation	3.250%	4/01/26	BBB	1,109,072

	Airlines – 0.8%

1,242	American Airlines Inc., Pass-Through Trust 2016-1A	3.575%	1/15/28	AA+	1,279,084

1,448	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	1,580,407
2,690	Total Airlines				2,859,491

	Auto Components – 0.3%

920	Lear Corporation	5.375%	3/15/24	BBB–	980,105

	Automobiles – 0.5%

1,810	General Motors Corporation	4.000%	4/01/25	BBB	1,838,156

	Banks – 9.8%

1,480	Bank of America Corporation	5.000%	5/13/21	A	1,610,023

1,465	Bank of America Corporation	4.000%	4/01/24	A	1,547,229

2,250	Bank of America Corporation	4.250%	10/22/26	A–	2,352,966

1,990	Bank of America Corporation	3.248%	10/21/27	A	1,949,239

1,815	Barclays Bank PLC	3.650%	3/16/25	A	1,818,802

1,695	Citigroup Inc.	4.500%	1/14/22	A	1,822,911

1,000	Citigroup Inc.	3.750%	6/16/24	A	1,042,265

1,775	Citigroup Inc.	3.300%	4/27/25	A	1,787,686

795	Citigroup Inc.	3.200%	10/21/26	A	783,254

2,000	Citigroup Inc.	4.300%	11/20/26	A–	2,082,313

1,390	HSBC Holdings PLC	6.800%	6/01/38	A+	1,901,884

1,000	ING Groep N.V	3.950%	3/29/27	A+	1,042,567

1,330	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,440,686

1,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	1,707,029

660	JPMorgan Chase & Company	3.900%	7/15/25	A+	694,744

965	JPMorgan Chase & Company	2.950%	10/01/26	A+	944,052

1,150	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,537,337

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,095	Lloyds Banking Group PLC	3.100%	7/06/21	A+	$1,113,132

1,135	PNC Financial Services Inc.	3.150%	5/19/27	A+	1,137,171

1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,329,760

1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,513,443

1,470	Standard Chartered PLC, 144A	5.700%	3/26/44	A–	1,726,645

1,445	SunTrust Banks Inc.	2.450%	8/01/22	A–	1,438,766

1,680	Wells Fargo & Company	4.600%	4/01/21	AA–	1,804,010
33,850	Total Banks				36,127,914

	Beverages – 0.9%

1,600	Anheuser Busch InBev Financial Inc.	3.650%	2/01/26	A–	1,654,600

675	Constellation Brands Inc.	4.250%	5/01/23	BBB–	723,284

1,085	Heineken NV, 144A	3.500%	1/29/28	BBB+	1,106,836
3,360	Total Beverages				3,484,720

	Biotechnology – 0.4%

1,355	Baxalta, Inc.	4.000%	6/23/25	BBB–	1,420,922

	Building Products – 0.8%

1,445	LafargeHolcim Finance US LLC, 144A	3.500%	9/22/26	BBB	1,430,573

1,385	Owens Corning Incorporated	4.200%	12/15/22	BBB	1,469,277
2,830	Total Building Products				2,899,850

	Capital Markets – 4.9%

660	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	725,047

3,000	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	3,366,604

3,630	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	3,831,653

2,450	Lazard Group LLC	3.625%	3/01/27	A–	2,429,162

3,250	Morgan Stanley	5.500%	7/28/21	A	3,604,164

2,825	Morgan Stanley	3.950%	4/23/27	A–	2,877,068

1,140	Northern Trust Company	3.950%	10/30/25	A+	1,209,633
16,955	Total Capital Markets				18,043,331

	Chemicals – 1.1%

1,260	Agrium Inc.	3.375%	3/15/25	BBB	1,267,250

450	Chemours Co	5.375%	5/15/27	B+	468,000

1,425	LYB International Finance BV	4.000%	7/15/23	BBB+	1,507,275

700	PolyOne Corporation	5.250%	3/15/23	BB–	744,394
3,835	Total Chemicals				3,986,919

	Commercial Services & Supplies – 0.3%

1,045	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	1,087,424

	Communications Equipment – 0.3%

1,080	Qualcomm, Inc.	2.100%	5/20/20	A1	1,088,033

NUVEEN	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 1.2%

$1,148	Capital One Bank	3.375%	2/15/23	Baa1	$1,164,645

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,945,197

1,425	Ford Motor Credit Company	3.810%	1/09/24	BBB	1,452,763
4,363	Total Consumer Finance				4,562,605

	Diversified Financial Services – 1.3%

1,720	BNP Paribas, 144A	4.375%	5/12/26	A	1,796,007

935	Jefferies Group Inc.	4.850%	1/15/27	BBB–	981,017

1,880	Rabobank Nederland	3.950%	11/09/22	A	1,972,418
4,535	Total Diversified Financial Services				4,749,442

	Diversified Telecommunication Services – 2.7%

2,270	AT&T, Inc.	3.800%	3/15/22	A–	2,363,935

1,905	AT&T, Inc.	3.400%	8/14/24	A–	1,907,196

965	AT&T, Inc.	4.750%	5/15/46	A–	929,116

830	Qwest Corporation	6.750%	12/01/21	BBB–	906,123

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,607,925

1,260	Verizon Communications	4.125%	8/15/46	A–	1,144,746
9,840	Total Diversified Telecommunication Services				9,859,041

	Electric Utilities – 0.1%

540	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	556,494

	Electrical Equipment – 0.2%

700	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	735,000

	Energy Equipment & Services – 0.7%

1,070	Nabors Industries Inc., (3)	5.500%	1/15/23	BBB–	1,048,600

1,600	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	1,618,037
2,670	Total Energy Equipment & Services				2,666,637

	Equity Real Estate Investment Trusts – 0.9%

1,410	American Tower Company	5.000%	2/15/24	BBB	1,555,319

785	Crown Castle International Corporation	3.700%	6/15/26	BBB–	790,354

870	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	901,838
3,065	Total Equity Real Estate Investment Trusts				3,247,511

	Food & Staples Retailing – 0.4%

525	Pomegranate Merger Sub, Inc.	9.750%	5/01/23	B3	320,250

1,225	Sysco Corporation	3.300%	7/15/26	A3	1,235,000
1,750	Total Food & Staples Retailing				1,555,250

	Food Products – 1.2%

1,200	Bunge Limited Finance Company	3.250%	8/15/26	BBB	1,155,839

1,045	Kraft Heinz Foods Company	4.375%	6/01/46	BBB–	1,024,082

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products (continued)

$1,045	Smithfield Foods Inc., 144A	4.250%	2/01/27	BBB	$1,079,875

1,025	Tyson Foods	3.950%	8/15/24	BBB	1,077,907
4,315	Total Food Products				4,337,703

	Health Care Providers & Services – 0.6%

430	HCA Inc.	5.500%	6/15/47	BBB–	445,587

540	Lifepoint Health Inc.	5.375%	5/01/24	Ba2	560,925

1,150	UnitedHealth Group Incorporated	4.750%	7/15/45	A+	1,330,228
2,120	Total Health Care Providers & Services				2,336,740

	Health Care Technology – 0.1%

535	Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	525,637

	Hotels, Restaurants & Leisure – 0.1%

345	1011778 BC ULC/New Red Finance Inc., 144A	5.000%	10/15/25	B–	351,037

	Household Durables – 0.6%

875	Harman International Industries, Inc.	4.150%	5/15/25	BBB+	906,893

10	Lennar Corporation	4.750%	4/01/21	BB+	10,525

1,230	Newell Brands Inc.	4.200%	4/01/26	BBB–	1,294,754
2,115	Total Household Durables				2,212,172

	Industrial Conglomerates – 1.1%

2,100	GE Capital International Funding CO	4.418%	11/15/35	AA–	2,289,022

1,550	Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	1,594,116
3,650	Total Industrial Conglomerates				3,883,138

	Insurance – 2.5%

385	AFLAC Insurance	6.450%	8/15/40	A–	502,835

975	CNA Financial Corporation	3.450%	8/15/27	BBB	966,907

555	Genworth Holdings Inc.	4.800%	2/15/24	B	474,525

1,530	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,670,271

1,215	Lincoln National Corporation	4.000%	9/01/23	A–	1,282,090

1,000	Symetra Financial Corporation	4.250%	7/15/24	Baa1	1,016,274

1,020	Unum Group	4.000%	3/15/24	BBB	1,064,137

850	Willis North America, Inc.	3.600%	5/15/24	BBB	869,191

1,440	XLIT Limited	4.450%	3/31/25	BBB	1,474,059
8,970	Total Insurance				9,320,289

	Internet Software & Services – 0.4%

1,370	eBay Inc.	3.800%	3/09/22	BBB+	1,436,301

	Leisure Products – 0.5%

1,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	2,003,104

NUVEEN	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Machinery – 0.8%

$1,120	Cummins Engine Inc.	4.875%	10/01/43	A+	$1,285,353

1,590	John Deere Capital Corporation	2.650%	6/24/24	A	1,581,978
2,710	Total Machinery				2,867,331

	Media – 3.1%

2,155	21st Century Fox America Inc.	6.650%	11/15/37	BBB+	2,832,867

1,065	CBS Corporation	4.000%	1/15/26	BBB	1,100,016

685	Comcast Corporation	6.400%	5/15/38	A–	903,223

560	Cox Communications Inc., 144A, (3)	3.850%	2/01/25	BBB+	563,703

1,000	Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	978,170

1,165	Discovery Communications Inc.	3.800%	3/13/24	BBB–	1,200,297

1,500	NBC Universal Media LLC	6.400%	4/30/40	A–	2,019,550

715	SES SA, 144A	3.600%	4/04/23	BBB	723,151

1,290	Time Warner Inc.	3.875%	1/15/26	BBB+	1,309,534
10,135	Total Media				11,630,511

	Metals & Mining – 0.2%

550	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	693,071

	Oil, Gas & Consumable Fuels – 3.9%

1,115	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	1,430,599

850	BP Capital Markets PLC	2.520%	9/19/22	A1	850,606

460	Calumet Specialty Products	6.500%	4/15/21	CCC+	449,362

455	Cheniere Corpus Christi Holdings, LLC, 144A	5.125%	6/30/27	BB–	469,788

700	Hess Corporation	3.500%	7/15/24	BBB–	684,350

1,335	MPLX LP	4.875%	6/01/25	BBB–	1,431,082

645	Sabine Pass Liquefaction LLC.	5.875%	6/30/26	BBB–	721,322

885	Occidental Petroleum Corporation	3.400%	4/15/26	A	906,958

630	Petro Canada	6.800%	5/15/38	A–	843,046

750	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	771,300

1,050	Petroleos Mexicanos, 144A	5.375%	3/13/22	BBB+	1,121,873

880	Southwestern Energy Company	4.100%	3/15/22	BB	849,200

895	Sunoco Logistics Partners LP	4.000%	10/01/27	BBB–	891,248

495	Targa Resources Inc.	4.250%	11/15/23	BB–	490,669

1,185	Valero Energy Corporation	3.400%	9/15/26	BBB	1,168,544

1,380	Woodside Finance Limtied, 144A	3.650%	3/05/25	BBB+	1,389,386
13,710	Total Oil, Gas & Consumable Fuels				14,469,333

	Paper & Forest Products – 0.3%

975	Domtar Corporation	6.750%	2/15/44	BBB–	1,078,269

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.3%

$840	International Paper Company	8.700%	6/15/38	BBB	$1,253,728

	Pharmaceuticals – 0.4%

635	Endo Finance LLC, 144A	5.375%	1/31/23	B3	517,525

1,215	Teva Pharmaceutical Finance III, (3)	3.150%	10/01/26	BBB–	1,119,663
1,850	Total Pharmaceuticals				1,637,188

	Road & Rail – 0.2%

655	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	675,469

	Semiconductors & Semiconductor Equipment – 0.3%

1,255	Intel Corporation	3.150%	5/11/27	A+	1,273,583

	Software – 0.3%

1,165	Microsoft Corporation	3.300%	2/06/27	AAA	1,207,522

	Specialty Retail – 1.4%

1,005	AutoNation Inc.	4.500%	10/01/25	BBB–	1,061,543

1,380	Bed Bath and Beyond Incorporated	5.165%	8/01/44	BBB+	1,202,756

1,145	Lowes Companies, Inc.	3.100%	5/03/27	A–	1,138,030

1,515	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB+	1,621,843
5,045	Total Specialty Retail				5,024,172

	Technology Hardware, Storage & Peripherals – 0.5%

1,000	Apple Inc.	3.850%	5/04/43	AA+	1,006,814

710	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	777,805
1,710	Total Technology Hardware, Storage & Peripherals				1,784,619

	Trading Companies & Distributors – 0.5%

1,425	Air Lease Corporation	3.875%	4/01/21	BBB	1,487,974

245	Ashtead Capital Inc., 144A	4.125%	8/15/25	BBB–	252,350
1,670	Total Trading Companies & Distributors				1,740,324

	Wireless Telecommunication Services – 0.9%

470	Millicom International Cellular SA, 144A	5.125%	1/15/28	BB+	473,995

1,410	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	3.360%	9/20/21	Baa2	1,431,150

1,275	Telefonica Emisiones SAU	4.103%	3/08/27	BBB	1,318,579
3,155	Total Wireless Telecommunication Services				3,223,724
$174,478	Total Corporate Bonds (cost $176,157,105)				183,356,491

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.7%

	Banks – 1.9%

$835	Bank of America Corporation	6.300%	N/A (4)	BB+	$943,550

990	Citigroup Inc., (3)	6.250%	N/A (4)	BB+	1,113,750

NUVEEN	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$2,250	JPMorgan Chase & Company	6.750%	N/A (4)	BBB–	$2,573,572

1,100	KeyCorp	5.000%	N/A (4)	Baa3	1,138,500

1,085	SunTrust Bank Inc.	5.050%	N/A (4)	Baa3	1,109,412
6,260	Total Banks				6,878,784

	Capital Markets – 0.6%

755	Bank of New York Mellon	4.950%	N/A (4)	Baa1	783,784

780	Goldman Sachs Group Inc.	5.300%	N/A (4)	Ba1	835,575

625	State Street Corporation	5.250%	N/A (4)	Baa1	657,812
2,160	Total Capital Markets				2,277,171

	Commercial Services & Supplies – 0.2%

770	AerCap Global Aviation Trust, 144A, (3)	6.500%	6/15/45	BB	842,188

	Consumer Finance – 0.6%

985	American Express Company	5.200%	N/A (4)	Baa2	1,010,856

1,165	Capital One Financial Corporation	5.550%	N/A (4)	Baa3	1,215,969
2,150	Total Consumer Finance				2,226,825

	Food Products – 0.4%

1,300	Land O’ Lakes Incorporated, 144A	8.000%	N/A (4)	BB	1,446,250

	Industrial Conglomerates – 0.5%

1,851	General Electric Capital Corporation	5.000%	N/A (4)	A	1,957,803

	Insurance – 1.5%

1,000	Allstate Corporation	5.750%	8/15/53	Baa1	1,097,500

1,245	MetLife Inc.	5.250%	N/A (4)	BBB	1,283,545

1,395	Principal Financial Group	4.700%	5/15/55	Baa2	1,433,084

1,500	Prudential Financial Inc.	5.200%	3/15/44	BBB+	1,594,688
5,140	Total Insurance				5,408,817
$19,631	Total $1,000 Par (or similar) Institutional Preferred (cost $19,552,091)				21,037,838

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 2.1% (5)

	Banks – 1.5%

$770	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (3)	6.750%	N/A (4)	Baa2	$870,100

1,160	HSBC Holdings PLC	6.875%	N/A (4)	BBB	1,262,950

1,525	Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	1,635,563

590	Standard Chartered PLC, 144A	7.500%	N/A (4)	Ba1	629,825

1,125	Westpac Banking Corp.	5.000%	N/A (4)	Baa2	1,123,464
5,170	Total Banks				5,521,902

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets – 0.3%

$1,000	UBS Group AG, Reg S	7.125%	N/A (4)	BB+	$1,062,740

	Diversified Financial Services – 0.3%

1,175	BNP Paribas, 144A	7.375%	N/A (4)	BBB–	1,327,750
$7,345	Total Contingent Capital Securities (cost $7,538,041)				7,912,392

Principal Amount (000)	Description (1)		Optional Call Provisions (6)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.2%

	Georgia – 0.2%

$750	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57		No Opt. Call	A–	$933,593
$750	Total Municipal Bonds (cost $816,157)				933,593

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.5%

$5,479	U.S Treasury Inflation Indexed Obligations	0.375%	7/15/27	Aaa	$5,421,906
$5,479	Total U.S. Government and Agency Obligations (cost $5,466,364)				5,421,906

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 35.7%

$2,193	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$2,226,432

2,420	Ally Auto Receivables Trust, Series 2017-3	2.010%	3/15/22	AAA	2,420,871

2,590	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	2,593,193

1,549	American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	1,619,155

3,165	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	3,508,872

2,165	Bank 2017, Mortgage Series Series BNK4	3.625%	5/17/50	Aaa	2,253,775

540	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.511%	9/17/48	A–	546,209

345	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	272,558

2,500	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	2,503,286

140	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	22,783

1,100	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP	4.427%	9/10/28	BBB–	1,108,816

878	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	A+	879,686

3,010	capital One Multi-Asset Execution Trust, Series 2016-A4	1.330%	6/15/22	AAA	2,984,988

2,342	CitiBank Credit Card Issuance Trust, Series 2014-A1	2.880%	1/23/23	Aaa	2,406,217

2,360	Citibank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	2,375,328

NUVEEN	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,040	CitiBank Credit Card Issuance Trust, Series 2017-A8	1.860%	8/08/22	AAA	$2,035,106

1,785	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.261%	3/12/48	A–	1,780,143

1,485	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.643%	10/10/48	A–	1,446,380

1,795	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, (1-Month LIBOR reference rate + 2.300% spread), (13)	3.535%	10/17/34	AA–	1,811,818

93	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	A+	94,794

1,855	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.155%	4/25/33	BBB–	1,845,944

1,560	DB Master Finance LLC, Series 2015-1A	3.980%	2/21/45	BBB	1,595,927

1,165	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	1,163,077

930	Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	929,898

1,485	Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	1,498,978

1,745	Dominos Pizza Master Issuer LLC, Series 2017-1A	3.082%	7/25/47	BBB+	1,736,781

47	Fannie Mae Mortgage Pool FN 250551	7.000%	5/01/26	Aaa	52,272

214	Fannie Mae Mortgage Pool FN 252255	6.500%	2/01/29	Aaa	243,089

409	Fannie Mae Mortgage Pool FN 254169	6.500%	12/01/31	Aaa	464,620

406	Fannie Mae Mortgage Pool FN 254379	7.000%	7/01/32	Aaa	466,088

249	Fannie Mae Mortgage Pool FN 254513	6.000%	10/01/22	Aaa	279,792

748	Fannie Mae Mortgage Pool FN 255575	5.500%	1/01/25	Aaa	826,932

121	Fannie Mae Mortgage Pool FN 256845	6.500%	8/01/37	Aaa	137,835

496	Fannie Mae Mortgage Pool FN 256852	6.000%	8/01/27	Aaa	557,803

128	Fannie Mae Mortgage Pool FN 256890	6.000%	9/01/37	Aaa	135,513

55	Fannie Mae Mortgage Pool FN 340798	7.000%	4/01/26	Aaa	59,161

151	Fannie Mae Mortgage Pool FN 545813	7.000%	7/01/32	Aaa	173,473

93	Fannie Mae Mortgage Pool FN 545815	7.000%	7/01/32	Aaa	108,125

531	Fannie Mae Mortgage Pool FN 555798	6.500%	5/01/33	Aaa	605,505

4	Fannie Mae Mortgage Pool FN 673010	5.500%	12/01/17	Aaa	3,994

720	Fannie Mae Mortgage Pool FN 688330	6.000%	3/01/33	Aaa	824,512

1,409	Fannie Mae Mortgage Pool FN 709446	5.500%	7/01/33	Aaa	1,585,812

1,018	Fannie Mae Mortgage Pool FN 735273	6.500%	6/01/34	Aaa	1,163,107

465	Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	Aaa	516,165

135	Fannie Mae Mortgage Pool FN 781776	6.000%	10/01/34	Aaa	154,030

368	Fannie Mae Mortgage Pool FN 885536	6.000%	8/01/36	Aaa	423,741

402	Fannie Mae Mortgage Pool FN 900555	6.000%	9/01/36	Aaa	460,011

1,468	Fannie Mae Mortgage Pool FN 932323	4.500%	12/01/39	Aaa	1,581,626

– (7)	Fannie Mae Mortgage Pool FN 983077	5.000%	5/01/38	Aaa	151

– (7)	Fannie Mae Mortgage Pool FN 985344	5.500%	7/01/38	Aaa	95

1,733	Fannie Mae Mortgage Pool FN AC1877	4.500%	9/01/39	Aaa	1,868,406

1,834	Fannie Mae Mortgage Pool FN AD4375	5.000%	5/01/40	Aaa	2,002,361

3,251	Fannie Mae Mortgage Pool FN AE7265	4.000%	1/01/41	Aaa	3,435,916

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,753	Fannie Mae Mortgage Pool FN AS3907	4.000%	11/01/44	Aaa	$1,846,501

2,191	Fannie Mae Mortgage Pool FN AS6652	3.500%	2/01/46	Aaa	2,259,205

2,352	Fannie Mae Mortgage Pool FN AS6880	3.500%	3/01/46	Aaa	2,425,216

3,480	Fannie Mae Mortgage Pool FN AS7544	3.500%	7/01/46	Aaa	3,588,880

2,843	Fannie Mae Mortgage Pool FN AT2722	3.000%	5/01/43	Aaa	2,866,787

788	Fannie Mae Mortgage Pool FN MA1028	4.000%	4/01/42	Aaa	832,620

1,690	Fannie Mae Mortgage Pool FN MA2484	4.000%	12/01/45	Aaa	1,779,733

6,606	Fannie Mae Mortgage Pool FN MA2808	4.000%	11/01/46	Aaa	6,957,013

1	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1988-24 G	7.000%	10/25/18	Aaa	709

1	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1989-44 H	9.000%	7/25/19	Aaa	572

– (7)	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1989-90 E	8.700%	12/25/19	Aaa	477

5	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-102 J	6.500%	8/25/20	Aaa	5,007

32	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-105 J	6.500%	9/25/20	Aaa	33,932

1	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-30 E	6.500%	3/25/20	Aaa	1,050

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-61 H	7.000%	6/25/20	Aaa	3,449

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1990-72 B	9.000%	7/25/20	Aaa	3,330

23	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1991-134 Z	7.000%	10/25/21	Aaa	24,424

12	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1991-56 M	6.750%	6/25/21	Aaa	13,142

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1992-120 C	6.500%	7/25/22	Aaa	2,192

125	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 1996-35 Z	7.000%	7/25/26	Aaa	138,962

811	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through CertificatesR 2005-62 JE	5.000%	6/25/35	Aaa	853,162

716	Fannie Mae REMIC Pass-Through CertificatesW 2003-W1 B1	3.811%	12/25/42	AAA	337,747

1,000	Fannie Mae TBA, Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	1,090,697

1,395	Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	1,496,846

1,195	Fannie Mae TBA, Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	1,257,738

2,850	Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	2,936,947

3,360	Fannie Mae TBA, Mortgage Pool, (WI/DD)	3.000%	TBA	Aaa	3,369,188

3	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	3,090

4	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	4,545

5	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	5,423

NUVEEN	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	$3,152

21	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	21,448

235	Federal Home Loan Mortgage Corporation, REMIC 3591 FP, (1-Month LIBOR reference rate + 0.600% spread), (13)	1.834%	6/15/39	Aaa	236,633

– (7)	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	44

1,815	Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,809,555

153	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	171,695

341	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	378,348

219	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	245,895

84	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	91,790

8	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	7,602

55	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	55,070

1,315	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.481%	5/25/45	AA	1,337,717

425	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	458,878

466	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	B3	494,717

1,175	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	972,654

2,263	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	2,432,569

84	Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	91,753

1,910	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (13)	2.064%	7/17/34	AAA	1,911,197

2,055	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/17/50	Aaa	2,156,996

345	Master Resecuritization Trust 2009-1	6.000%	10/25/36	AA	350,556

1,406	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,519,170

1,290	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.914%	6/17/47	BBB–	1,167,461

895	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22	4.383%	4/17/48	BBB–	758,575

480	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB–	488,710

970	New Residential Advance Receivable Trust , Series 2016-T1	4.377%	6/15/49	BBB	973,672

1,455	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	1,459,510

1,915	OMART Receivables Trust, Series 2016-T2	4.446%	8/16/49	BBB	1,870,105

2,041	Shellpoint Co-Originator Trust, Series 2017-2	3.500%	10/25/47	Aaa	2,094,649

1,440	Starwood Waypoint Homes Trust, 2017-1, (1-Month LIBOR reference rate + 0.950% spread), (13)	2.200%	1/22/35	Aaa	1,440,648

866	Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	901,567

1,400	Tricon American Homes Trust, Series 2017-SFRI	2.716%	9/19/34	Aaa	1,393,948

2,606	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	2,691,874

20	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,233		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	3.495%	10/20/35	D	$1,178,763

2,651		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C29	3.637%	6/17/48	Aaa	2,759,386

920		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.645%	9/17/58	BBB–	802,976

1,240		World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	1,229,521
$128,720		Total Asset-Backed and Mortgage-Backed Securities (cost $128,893,044)				131,888,538

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 3.1%

		Argentina – 0.3%

$1,100		Republic of Argentina	6.875%	1/26/27	B	$1,188,000

		Egypt – 0.2%

680		Arab Republic of Egypt, 144A	6.125%	1/31/22	B	703,725

		Germany – 1.0%

3,100	EUR	Deutschland Republic	0.250%	2/15/27	Aaa	3,614,638

		Mexico – 1.0%

741	MXN	Mexico Bonos de DeSarrollo	5.750%	3/05/26	A3	3,794,237

		Saudi Arabia – 0.4%

1,275		Saudi Government International Bond, 144A, (WI/DD)	3.625%	3/04/28	A1	1,257,754

		Sri Lanka – 0.2%

700		Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	739,910
		Total Sovereign Debt (cost $10,867,131)				11,298,264
		Total Long-Term Investments (cost $349,289,933)				361,849,022

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.6%

		Money Market Funds – 1.6%

5,750,075		First American Government Obligations Fund, Class X, (9)	0.926% (10)			$5,750,075
		Total Investments Purchased with Collateral from Securities Lending (cost $5,750,075)				5,750,075

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 4.3%

		Money Market Funds – 4.3%

15,728,479		First American Treasury Obligations Fund, Class Z	0.888% (10)			$15,728,479
		Total Short-Term Investments (cost $15,728,479)				15,728,479
		Total Investments (cost $370,768,487) – 103.8%				383,327,576
		Other Assets Less Liabilities – (3.8)% (11)				(13,939,329)
		Net Assets – 100%				$369,388,247

NUVEEN	21

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Investments in Derivatives as of September 30,2017

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	3,601,547	Euro	3,065,000	Bank of America, N.A.	10/25/17	$(26,140)
U.S. Dollar	3,775,408	Mexican Peso	68,000,000	Bank of America, N.A.	10/06/17	45,712
U.S. Dollar	3,710,474	Mexican Peso	68,000,000	Bank of America, N.A.	11/27/17	12,957
Mexican Peso	68,000,000	U.S. Dollar	3,742,227	Bank of America, N.A.	10/06/17	(12,531)
	79,087,429	Total	142,807,227			$19,998

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (12)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Markit CDX.NA.HY.28	Buy	$5,600,000	5.000%	Quarterly	6/20/22	$(438,138)	$(373,898)	$(64,240)	$(6,916)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Euro-Bond	Long	13	12/17	$2,499,541	$2,473,857	$(25,684)	$3,227
U.S Treasury 5-Year Note	Long	47	12/17	5,559,062	5,522,500	(36,562)	(7,711)
U.S Treasury 10-Year Note	Short	(201)	12/17	(25,461,768)	(25,187,813)	273,955	47,109
U.S. Treasury Long Bond	Long	16	12/17	2,481,041	2,445,000	(36,041)	500
U.S. Treasury Ultra Bond	Long	46	12/17	7,711,948	7,595,750	(116,198)	18,687
Total				$(7,210,176)	$(7,150,706)	$59,470	$61,812
*	The aggregate Notional Amount at Value of long and short positions is $18,037,107 and $(25,187,813), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

22	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$183,356,491	$—	$183,356,491
$1,000 Par (or similar) Institutional Preferred	—	21,037,838	—	21,037,838
Contingent Capital Securities	—	7,912,392	—	7,912,392
Municipal Bonds	—	933,593	—	933,593
U.S. Government and Agency Obligations	—	5,421,906	—	5,421,906
Asset-Backed and Mortgage-Backed Securities	—	131,888,538	—	131,888,538
Sovereign Debt	—	11,298,264	—	11,298,264
Investments Purchased with Collateral from Securities Lending	5,750,075	—	—	5,750,075
Short-Term Investments:
Money Market Funds	15,728,479	—	—	15,728,479
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	19,998	—	19,998
Credit Default Swaps*	—	(64,240)	—	(64,240)
Futures Contracts*	59,470	—	—	59,470
Total	$21,538,024	$361,804,780	$—	$383,342,804
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amount unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$370,555,942
Gross unrealized:
Appreciation	$14,192,505
Depreciation	(1,420,871)
Net unrealized appreciation (depreciation) of investments	$12,771,634

Tax costs of forwards	$19,998
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of swaps	$(438,138)
Net unrealized appreciation (depreciation) of swaps	—

Tax cost of futures	$59,470
Net unrealized appreciation (depreciation) of futures	—

NUVEEN	23

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,558,003.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(12)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(13)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MXN	Mexican Peso

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

24	NUVEEN

Nuveen Short Term Bond Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.6%

	CORPORATE BONDS– 43.5%

	Aerospace & Defense – 0.9%

$1,565	BAE Systems Holdings, 144A	6.375%	6/01/19	BBB	$1,673,479

1,790	Honeywell International Inc.	1.400%	10/30/19	A	1,778,655

1,580	L-3 Communications Corporation	4.950%	2/15/21	BBB–	1,694,178
4,935	Total Aerospace & Defense				5,146,312

	Airlines – 0.5%

1,192	Delta Air Lines Pass-Through Certificates, Series 2012-1B, 144A	6.875%	5/07/19	BBB	1,257,496

270	Delta Airlines	5.300%	4/15/19	A1	281,779

886	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	966,494

412	US Airways Pass-Through Trust	7.076%	3/20/21	A	439,463
2,760	Total Airlines				2,945,232

	Auto Components – 0.2%

853	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	881,755

	Automobiles – 0.7%

2,000	Daimler Finance NA LLC, 144A	1.500%	7/05/19	A	1,983,407

2,000	General Motors Financial Company Inc.	3.200%	7/13/20	BBB	2,050,242
4,000	Total Automobiles				4,033,649

	Banks – 9.0%

6,945	Bank of America Corporation	2.250%	4/21/20	A	6,959,301

2,065	Bank of Montreal	1.500%	7/18/19	AA–	2,051,674

2,870	Barclays PLC	2.750%	11/08/19	A	2,900,115

3,280	BB&T Corporation	2.450%	1/15/20	A+	3,314,350

4,000	Citigroup Inc.	2.650%	10/26/20	A	4,040,302

1,500	Citizens Bank NA	2.500%	3/14/19	A–	1,511,823

1,900	Fifth Third Bancorp.	2.875%	7/27/20	A–	1,935,730

3,440	HSBC USA Inc.	2.750%	8/07/20	AA–	3,503,297

1,600	ING Bank NV, 144A	2.300%	3/22/19	Aa3	1,608,337

5,780	JPMorgan Chase & Company	1.850%	3/22/19	A+	5,783,958

1,445	JPMorgan Chase & Company	2.250%	1/23/20	A+	1,452,444

1,655	KeyCorp.	2.300%	12/13/18	A–	1,663,744

2,000	PNC Bank NA	2.400%	10/18/19	A+	2,017,110

2,250	Santander UK PLC	3.050%	8/23/18	Aa3	2,276,781

2,000	Societe Generale, 144A	2.500%	4/08/21	A+	2,005,564

1,720	SunTrust Banks Inc.	2.900%	3/03/21	A–	1,749,202

4,995	Wells Fargo & Company	2.125%	4/22/19	AA–	5,021,989
49,445	Total Banks				49,795,721

NUVEEN	25

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Beverages – 0.5%

$2,540	Anheuser Busch InBev	5.375%	1/15/20	A–	$2,732,812

	Biotechnology – 0.7%

1,375	Biogen Inc.	2.900%	9/15/20	A–	1,409,763

2,320	Celgene Corporation	2.125%	8/15/18	BBB+	2,329,643
3,695	Total Biotechnology				3,739,406

	Capital Markets – 3.2%

4,000	Goldman Sachs Group, Inc.	2.000%	4/25/19	A	3,999,002

1,870	Goldman Sachs Group, Inc.	2.750%	9/15/20	A	1,894,217

1,570	Lazard Group LLC	4.250%	11/14/20	A–	1,658,291

5,995	Morgan Stanley	2.650%	1/27/20	A	6,062,788

2,250	Nomura Holdings Incorporated	2.750%	3/19/19	A–	2,270,054

2,000	UBS AG Stamford	2.350%	3/26/20	AA–	2,012,510
17,685	Total Capital Markets				17,896,862

	Chemicals – 1.0%

2,215	Eastman Chemical Company	2.700%	1/15/20	BBB	2,241,327

1,935	LyondellBasell Industries NV	5.000%	4/15/19	BBB+	2,007,585

1,490	Sherwin-Williams Company	2.250%	5/15/20	BBB	1,495,639
5,640	Total Chemicals				5,744,551

	Commercial Services & Supplies – 0.4%

2,000	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.750%	5/15/19	BBB–	2,046,339

	Consumer Finance – 2.5%

1,200	Ally Financial Inc	8.000%	12/31/18	BB	1,283,640

2,750	American Express Credit Corporation	2.600%	9/14/20	A2	2,793,778

1,355	Capital One Financial Corporation	2.450%	4/24/19	A–	1,363,176

845	Capital One Financial Corporation	2.500%	5/12/20	A–	848,793

1,690	Discover Bank	2.600%	11/13/18	BBB+	1,700,889

2,000	Ford Motor Credit Company	2.597%	11/04/19	BBB	2,016,690

1,250	Navient Corporation	5.000%	10/26/20	BB	1,285,937

2,315	Toyota Motor Credit Corporation	2.000%	10/24/18	AA–	2,326,015
13,405	Total Consumer Finance				13,618,918

	Diversified Financial Services – 0.7%

1,280	BNP Paribas	2.700%	8/20/18	Aa3	1,291,421

1,500	Rabobank Nederland	2.250%	1/14/19	Aa2	1,511,026

1,280	Synchrony Financial	3.000%	8/15/19	BBB–	1,300,782
4,060	Total Diversified Financial Services				4,103,229

	Diversified Telecommunication Services – 2.7%

4,440	AT&T, Inc.	2.300%	3/11/19	A–	4,466,956

1,500	CenturyLink Inc.	5.625%	4/01/20	BB+	1,565,175

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services (continued)

$1,250	Frontier Communications Corporation	8.125%	10/01/18	B+	$1,262,500

1,665	Orange SA	1.625%	11/03/19	BBB+	1,653,403

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,417,281

2,505	Verizon Communications	4.500%	9/15/20	A–	2,688,057
14,780	Total Diversified Telecommunication Services				15,053,372

	Electric Utilities – 0.8%

2,000	Exelon Generation Co. LLC	2.950%	1/15/20	BBB	2,035,109

2,000	FPL Group Capital Inc.	6.000%	3/01/19	A–	2,109,461
4,000	Total Electric Utilities				4,144,570

	Electronic Equipment, Instruments & Components – 0.3%

1,500	Corning Incorporated	4.250%	8/15/20	BBB+	1,578,016

	Energy Equipment & Services – 0.2%

1,000	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	1,020,000

	Food & Staples Retailing – 1.8%

2,000	CVS Health Corporation	2.800%	7/20/20	BBB+	2,034,678

2,000	Kroger Co	1.500%	9/30/19	Baa1	1,976,429

750	Supervalu Inc.	6.750%	6/01/21	B–	710,625

2,015	Sysco Corporation	2.600%	10/01/20	A3	2,044,253

3,000	Walgreens Boots Alliance, Inc.	2.700%	11/18/19	BBB	3,040,595
9,765	Total Food & Staples Retailing				9,806,580

	Food Products – 1.2%

2,175	Bunge Limited Finance Company, (3)	3.500%	11/24/20	BBB	2,238,246

1,635	Kraft Heinz Foods Co	2.800%	7/02/20	BBB–	1,664,247

2,500	Tyson Foods	2.650%	8/15/19	BBB	2,529,525
6,310	Total Food Products				6,432,018

	Health Care Equipment & Supplies – 0.2%

1,120	Abbott Laboratories	2.900%	11/30/21	BBB	1,139,040

	Health Care Providers & Services – 1.2%

3,000	Cardinal Health Inc.	2.400%	11/15/19	BBB+	3,023,136

1,500	HCA Inc.	4.250%	10/15/19	BBB–	1,552,500

1,765	UnitedHealth Group Incorporated	3.875%	10/15/20	A+	1,854,046
6,265	Total Health Care Providers & Services				6,429,682

	Hotels, Restaurants & Leisure – 0.2%

1,250	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,378,125

	Household Durables – 0.4%

2,009	Newell Brands Inc.	2.600%	3/29/19	BBB–	2,024,894

NUVEEN	27

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Industrial Conglomerates – 1.3%

$5,000	General Electric Capital Corporation	5.625%	5/01/18	AA–	$5,117,802

2,000	Siemens Financieringsmaatschappij NV, 144A	1.300%	9/13/19	A+	1,976,694
7,000	Total Industrial Conglomerates				7,094,496

	Insurance – 2.6%

2,000	AFLAC Insurance	2.400%	3/16/20	A–	2,014,127

2,415	American International Group, Inc.	3.375%	8/15/20	BBB+	2,497,722

2,760	Berkshire Hathaway Finance Corporation	4.250%	1/15/21	AA	2,949,583

1,500	Hartford Financial Services Group Inc.	5.500%	3/30/20	BBB+	1,615,186

2,025	Marsh & McLennan Companies	2.350%	3/06/20	A–	2,037,636

1,500	Met Life Global Funding I, 144A	2.000%	4/14/20	AA–	1,496,595

1,570	Prudential Financial Inc.	4.500%	11/15/20	A	1,678,332
13,770	Total Insurance				14,289,181

	Internet Software & Services – 0.4%

2,185	eBay Inc.	2.200%	8/01/19	BBB+	2,193,749

	Leisure Products – 0.4%

1,980	Carnival Corporation	3.950%	10/15/20	A–	2,085,272

	Machinery – 0.3%

1,365	Ingersoll-Rand Luxembourg Finance SA	2.625%	5/01/20	BBB	1,376,937

	Media – 1.7%

1,735	21st Century Fox America Inc.	4.500%	2/15/21	BBB+	1,856,401

1,890	CBS Corporation	5.750%	4/15/20	BBB	2,055,658

2,000	Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	2,052,792

1,600	Discovery Communications Inc.	5.050%	6/01/20	BBB–	1,708,025

1,500	Dish DBS Corporation	4.250%	4/01/18	Ba3	1,511,250
8,725	Total Media				9,184,126

	Metals & Mining – 0.5%

1,250	Alcoa Inc.	6.150%	8/15/20	BBB–	1,365,305

1,500	Nucor Corporation	5.850%	6/01/18	A–	1,538,627
2,750	Total Metals & Mining				2,903,932

	Oil, Gas & Consumable Fuels – 2.3%

1,700	BP Capital Markets PLC	2.521%	1/15/20	A1	1,722,876

645	Calumet Specialty Products	6.500%	4/15/21	CCC+	630,084

1,430	ConocoPhillips	4.200%	3/15/21	A–	1,523,867

1,290	Occidental Petroleum Corporation	4.100%	2/01/21	A	1,361,426

1,645	Petroleos Mexicanos	5.500%	2/04/19	BBB+	1,714,090

750	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BBB–	812,717

1,000	Southwestern Energy Company	5.800%	1/23/20	BB	1,070,000

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,370	Spectra Energy Partners LP	2.950%	9/25/18	BBB+	$1,383,975

1,300	Valero Energy Corporation	6.125%	2/01/20	BBB	1,413,649

750	WPX Energy Inc.	7.500%	8/01/20	B+	815,625
11,880	Total Oil, Gas & Consumable Fuels				12,448,309

	Pharmaceuticals – 0.2%

1,245	Teva Pharmaceutical Finance III	1.700%	7/19/19	BBB–	1,226,870

	Software – 0.4%

2,015	Microsoft Corporation	1.850%	2/06/20	AAA	2,022,970

	Specialty Retail – 0.4%

2,020	Hyundai Capital America, 144A	2.400%	10/30/18	A–	2,027,261

	Technology Hardware, Storage & Peripherals – 0.6%

2,720	Apple Inc.	2.100%	5/06/19	AA+	2,741,309

500	Dell Inc.	5.875%	6/15/19	Ba2	525,700
3,220	Total Technology Hardware, Storage & Peripherals				3,267,009

	Tobacco – 1.2%

1,700	Altria Group Inc.	2.625%	1/14/20	A–	1,726,009

1,970	Philip Morris International	1.375%	2/25/19	A	1,960,023

2,915	Reynolds American Inc.	3.250%	6/12/20	BBB+	2,995,018
6,585	Total Tobacco				6,681,050

	Trading Companies & Distributors – 0.4%

1,500	Air Lease Corporation	2.625%	9/04/18	BBB	1,511,879

500	Air Lease Corporation	3.375%	6/01/21	BBB	515,623
2,000	Total Trading Companies & Distributors				2,027,502

	Wireless Telecommunication Services – 1.5%

1,570	America Movil S.A. de C.V.	5.000%	3/30/20	A–	1,679,061

2,000	Deutsche Telekom International Finance BV	6.000%	7/08/19	BBB+	2,137,983

1,250	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,289,587

3,035	Vodafone Group PLC	4.375%	3/16/21	BBB+	3,234,555
7,855	Total Wireless Telecommunication Services				8,341,186
$233,612	Total Corporate Bonds (cost $237,795,377)				238,860,933

Principal Amount (000)	Description (1)	Optional Call Provisions (4)		Ratings (2)	Value

	MUNICIPAL BONDS – 0.7%

	Guam – 0.2%

$1,190	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2, 3.301%, 1/01/18	No Opt. Call		A	$1,190,595

NUVEEN	29

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (4)		Ratings (2)	Value

	Massachusetts – 0.5%

$2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17	No Opt. Call		Aa2	$2,749,835
$3,940	Total Municipal Bonds (cost $3,940,000)				3,940,430

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.4%

$13,000	Federal National Mortgage Association	1.000%	2/26/19	Aaa	$12,916,150

5,500	Freddie Mac Notes	1.500%	1/17/20	Aaa	5,484,771

3,000	U.S. Treasury Notes	0.875%	11/30/17	Aaa	2,998,898

14,045	U.S. Treasury Notes	0.750%	12/31/17	Aaa	14,031,223

4,000	U.S. Treasury Notes	1.000%	3/15/18	Aaa	3,996,241

8,000	U.S. Treasury Notes	1.000%	8/15/18	Aaa	7,976,250

2,500	U.S. Treasury Notes, (3)	1.000%	8/31/19	Aaa	2,477,930

2,000	U.S. Treasury Notes	1.000%	10/15/19	Aaa	1,980,078
$52,045	Total U.S. Government and Agency Obligations (cost $51,902,979)				51,861,541

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 44.0%

$2,179	321 Henderson Receivables LLC, Series 2005-1A, 144A, (1-Month LIBOR reference rate + 0.230% spread), (8)	1.464%	11/15/40	AAA	$2,073,476

1,695	321 Henderson Receivables LLC, Series 2006-4A, 144A, (1-Month LIBOR reference rate + 0.200% spread), (8)	1.434%	12/15/41	AAA	1,654,638

463	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	AA	524,861

4,198	American Express Credit Account Master Trust, Series 2013-1, (1-Month LIBOR reference rate + 0.420% spread), (8)	1.654%	2/16/21	Aaa	4,211,295

2,649	AmeriCold LLC Trust, Series 2010, 144A, (1-Month LIBOR reference rate + 1.500% spread), (8)	2.729%	1/14/29	AAA	2,651,779

273	Amortizing Residential Collateral Trust Series 2002-BC4 M1, (1-Month LIBOR reference rate + 1.050% spread), (8)	2.287%	7/25/32	A3	273,093

2,801	Asset Backed Securities Corp Home Equity Loan Trust, Series 2002-HE1, (1-Month LIBOR reference rate + 1.650% spread), (8)	2.884%	3/15/32	BBB	2,784,887

3,000	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	A–	3,065,495

2,790	BXHTL Mortgage Trust, Series 2015-JWRZ, 144A, (1-Month LIBOR reference rate + 1.230% spread), (8)	2.465%	5/15/29	AAA	2,793,403

22	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	21,855

3,259	California Republic Auto Receivables Trust, Series 2014-4	1.840%	6/15/20	AAA	3,260,493

239	California Republic Auto Receivables Trust, Series 2016-2	1.340%	3/15/19	AAA	238,558

4,155	Capital One Multi Asset Execution Trust, Series 2014-A3, (1-Month LIBOR reference rate + 0.380% spread), (8)	1.614%	1/18/22	AAA	4,172,531

3,928	Capital One Multi Asset Execution Trust, Series 2015-A5	1.600%	5/17/21	AAA	3,929,961

30	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,930	Capital One Multi Asset Execution Trust, Series 2016-A1, (1-Month LIBOR reference rate + 0.450% spread), (8)	1.684%	2/15/22	AAA	$2,945,494

1,793	CarMax Auto Owner Trust, Series 2017-1 A2	1.540%	2/18/20	Aaa	1,793,496

4,879	Chase Issuance Trust, Series 2013-A9, (1-Month LIBOR reference rate + 0.420% spread), (8)	1.654%	11/16/20	AAA	4,898,958

2,000	Chase Issuance Trust, Series 2015-A7	1.620%	7/15/20	AAA	2,001,412

4,700	Chase Issuance Trust, Series 2016-A1, (1-Month LIBOR reference rate + 0.410% spread), (8)	1.644%	5/17/21	AAA	4,724,399

2,910	Chrysler Capital Receivables Trust, Series 2013-BA, 144A	2.240%	9/16/19	AAA	2,914,295

3,749	Chrysler Capital Receivables Trust, Series 2015-BA, 144A	1.910%	3/16/20	AAA	3,754,063

3,200	CitiBank Credit Card Issuance Trust, Series 2017-A8	1.860%	8/08/22	AAA	3,192,323

2,800	CitiBank Credit Card Issuance Trust, Series 2017-A9, (WI/DD)	1.800%	9/20/21	AAA	2,800,000

24	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Baa2	23,850

85	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Ba2	85,836

2,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (8)	2.234%	4/15/36	AAA	2,006,207

2,960	Colony American Homes Trust 2015-1A, 144A, (1-Month LIBOR reference rate + 1.950% spread), (8)	3.184%	7/17/32	A2	2,970,631

2,000	Colony American Homes Trust 2014-1A, 144A, (1-Month LIBOR reference rate + 1.350% spread), (8)	2.584%	5/17/31	Aa1	2,002,563

2,000	Colony Starwood Homes, Series 2016-1A, 144A, (1-Month LIBOR reference rate + 3.100% spread), (8)	4.337%	7/17/33	Baa2	2,052,190

1,505	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 2.300% spread), (8)	3.535%	10/15/34	AA–	1,519,101

288	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB+	288,150

2,074	Conns Receivables Funding Trust II, Series 2017-A, 144A	2.730%	7/15/19	BBB	2,075,389

2,149	Credit Suisse Commercial Mortgage Trust, 2015-2, 144A	3.000%	2/25/45	AAA	2,150,425

332	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	347,228

2,096	Credit-Based Asset Servicing and Securitization Pool 2007-SP1, 144A	6.020%	12/25/37	AA	2,153,915

2,481	DB Master Finance LLC, Series 2015-1A, 144A	3.262%	2/20/45	BBB	2,485,271

2,000	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	1,996,699

1,976	Dominos Pizza Master Issuer LLC, Series 2015-1A, 144A	3.484%	10/25/45	BBB+	1,996,656

1,125	DT Auto Owner Trust, Series 2014-1A, 144A	3.980%	1/15/21	AAA	1,127,788

2,000	DT Auto Owner Trust, Series 2014-3A, 144A	4.470%	11/15/21	A	2,037,450

520	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	520,002

2,132	Exeter Auto Receivables Trust, Series 2013-2A, 144A	6.810%	8/17/20	A–	2,171,393

592	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 2.200% spread), (8)	3.437%	10/25/28	BBB–	597,540

236	Fannie Mae Mortgage Interest Strips, (I/O)	5.000%	9/25/24	Aaa	9,589

2,676	Fannie Mae Mortgage Pool, MA2869	2.500%	1/01/27	Aaa	2,699,514

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates	5.500%	9/25/22	Aaa	12,084

184	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (1-Month LIBOR reference rate + 0.300% spread), (8)	1.537%	11/25/34	Aaa	184,005

132	Fannie Mae REMIC Pass-Through Certificates	2.750%	6/25/20	Aaa	132,683

NUVEEN	31

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,702	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 1.300% spread), (8)	2.537%	5/25/29	BBB–	$1,710,084

1,008	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	1,017,502

3	Federal Home Loan Mortgage Corporation, REMIC	6.000%	12/15/20	Aaa	3,048

1,451	Flagstar Mortgage Trust, Series 2017-1, 144A	3.500%	3/25/47	Aaa	1,484,805

32	Freddie Mac Mortgage Pool, Various	4.500%	4/01/22	Aaa	32,590

1,556	Freddie Mac Mortgage Trust 2013-KF02, 144A, (1-Month LIBOR reference rate + 3.000% spread), (8)	4.232%	12/25/45	Baa1	1,569,212

2,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.481%	5/25/45	A	2,017,442

4,015	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011- K702, 144A	4.930%	4/25/44	Aa3	4,054,121

1,805	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011 K-10, 144A	4.781%	11/25/49	A	1,911,107

1,995	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2012- K707, 144A	4.019%	1/25/47	Aa2	2,029,282

267	Freddie Mac Multi-Class Certificates, (1-Month LIBOR reference rate + 0.400% spread), (8)	1.634%	12/15/20	Aaa	267,796

3,030	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.690%	10/25/30	A1	3,082,510

1,300	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.942%	6/25/47	A–	1,327,748

2,430	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722	2.183%	5/25/22	AAA	2,429,449

1,687	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034	2.669%	2/25/23	Aaa	1,715,924

3,837	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052	2.598%	1/25/25	Aaa	3,885,498

2,235	Freddie Mac Multifamily Structured Pass-Through Certificates, Series KLH1, (1-Month LIBOR reference rate + 0.700% spread), (8)	1.932%	11/25/22	Aaa	2,244,107

2,233	Freddie Mac Multifamily Structured Pass-Through Certificates, FHMS K726	2.596%	7/25/49	AAA	2,262,373

2,799	Freddie Mac Notes	2.778%	9/25/22	Aaa	2,851,029

495	GAHR Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NRF, 144A, (1-Month LIBOR reference rate + 1.300% spread), (8)	2.527%	12/15/34	AAA	494,706

2,400	GLS Auto Receivables Trust 2017-1A, 144A	2.670%	4/15/21	A	2,398,353

2,625	GM Financial Consumers Auto Receivables Trust 2017-2A, 144A	1.610%	5/18/20	AAA	2,624,305

915	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1, 144A	3.679%	8/10/43	Aaa	933,340

26	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	26,438

2,025	GP Portfolio Trust 2014-GPP A, 144A, (1-Month LIBOR reference rate + 3.000% spread), (8)	4.227%	2/15/27	BBB–	2,030,610

2,500	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	2,488,050

1,366	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	1,370,630

557	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.720%	8/20/29	AA	558,904

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,787	Invitation Homes Trust 2014-SFR2, 144A, (1-Month LIBOR reference rate + 1.600% spread), (8)	2.834%	9/17/31	Aa2	$3,786,995

1,897	Invitation Homes Trust 2014-SFR2, 144A, (1-Month LIBOR reference rate + 1.100% spread), (8)	2.335%	9/17/31	Aaa	1,902,754

268	Invitation Homes Trust 2014-SFR3, 144A, (1-Month LIBOR reference rate + 2.500% spread), (8)	3.734%	12/17/31	Aaa	268,742

2,492	Invitation Homes Trust 2015-SFR3, 144A, (1-Month LIBOR reference rate + 1.300% spread), (8)	2.534%	8/17/32	Aaa	2,509,387

3,407	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A3, 144A	4.070%	11/15/43	AAA	3,563,301

2,113	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1, 144A	4.717%	2/15/46	AAA	2,253,641

2,970	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (8)	2.064%	7/15/34	AAA	2,971,861

2,536	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	2,594,010

2,702	JP Morgan Mortgage Trust, Series 2017-2, 144A	3.500%	5/25/47	Aaa	2,763,745

2,229	Lehman Brothers-UBS Commercial Mortgage Pass-Through Certificates, Series 2008-C1	6.319%	4/15/41	AAA	2,252,354

691	Master Resecuritization Trust 2009-1, 144A	6.000%	10/25/36	AA	701,113

714	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C1	5.690%	2/12/51	AAA	713,831

485	Murray Hill Marketplace Trust, Series 2016-LC1, 144A	4.190%	11/25/22	N/R	487,227

1,000	New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	1,003,785

600	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	599,325

1,964	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2014-2A, 144A	3.750%	5/25/54	AAA	2,006,502

1,938	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2015-A1, 144A	3.750%	5/28/52	Aaa	2,002,851

2,132	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-1A, 144A	3.750%	3/25/56	AAA	2,186,544

2,434	New Residential Mortgage Loan Trust, Series 2017-1A, 144A	4.000%	2/25/57	AAA	2,534,224

4,350	Nissan Auto Receivables Owner Trust, Series 2016-C	1.180%	1/15/21	Aaa	4,318,341

3,185	OMART Receivables Trust, Series 2016-T2, 144A	2.722%	8/16/49	AAA	3,189,459

2,600	OMART Receivables Trust, Series 2017-T1, 144A	2.499%	9/15/48	AAA	2,601,305

1,125	OneMain Direct Auto Receivables Trust, Series 2016-1, 144A	2.040%	1/15/21	Aa1	1,125,232

1,429	Opteum Mortgage Acceptance Corporation, Asset Backed Pass-Through Certificates, Series 2005-1, (1-Month LIBOR reference rate + 0.855% spread), (8)	2.092%	2/25/35	AAA	1,428,580

1,761	OWS Structured Asset Trust, Series 2016-NPL1, 144A	3.750%	7/25/56	N/R	1,774,374

3,631	Pretium Mortgage Credit Partners I, Series 2017-NPL1, 144A	3.500%	4/29/32	N/R	3,641,931

2,218	Progress Residential Trust, Series 2017 -SFRI, 144A	2.768%	8/17/34	Aaa	2,218,349

2,000	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	2.410%	9/15/23	A–	2,002,458

324	RBSSP Resecuritization Trust 2009-10, 144A, (1-Month LIBOR reference rate + 0.100% spread), (8)	1.334%	3/26/37	N/R	151,801

NUVEEN	33

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,620	Structured Agency Credit Risk Notes, Series 2017-DNA3, (WI/DD), (1-Month LIBOR reference rate + 0.750% spread), (8)	1.984%	3/25/30	BBB–	$2,621,228

2,454	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 0.800% spread), (8)	2.037%	12/25/29	BBB–	2,459,546

2,373	Sunset Mortgage Loan Company, Series 2017-NPL1, 144A	3.500%	6/15/47	N/R	2,370,831

2,825	Susquehanna Auto Receivables Trust, Series 2014-1A, 144A	1.430%	8/15/19	AAA	2,824,969

3,080	Synchrony Credit Card Master Note Trust, Series 2015-3	1.740%	9/15/21	AAA	3,080,619

2,750	Synchrony Credit Card Master Note Trust, Series 2016-1	2.040%	3/15/22	Aaa	2,760,948

2,475	Taco Bell Funding LLC, Series 2016-1A, 144A	3.832%	5/25/46	BBB	2,523,263

2,775	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	2,767,505

3,000	Toyota Auto Receivables Owner Trust, Series 2017-B	2.050%	9/15/22	AAA	3,002,947

2,170	Tricon American Homes Trust, Series 2017-SFRI, 144A	2.716%	9/17/34	Aaa	2,160,620

1,848	Vericrest Opportunity Loan Transferee, Series 2017-NP12, 144A	3.875%	9/25/45	N/R	1,855,210

1,565	VNO Mortgage Trust, Series 2013-PENN, 144A	3.808%	12/13/29	AAA	1,632,982

657	Volkswagen Auto Loan Enhanced Trust, Series 2014-2	0.950%	4/22/19	AAA	656,326

2,414	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO, 144A	2.970%	9/13/28	AAA	2,450,767

430	Walter Investment Management Company Capital Trust, Series 2012-AA, 144A	4.549%	10/16/50	A	430,113

2,581	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	1.639%	9/15/58	Aaa	2,574,135

11	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.356%	3/25/35	A+	11,344

2,352	Wendy’s Funding LLC, Series 2015-1A, 144A	3.371%	6/15/45	BBB	2,373,097

1,184	World Omni Auto Receivables Trust, Series 2017-A	1.680%	12/16/19	Aaa	1,184,324
$241,030	Total Asset-Backed and Mortgage-Backed Securities (cost $242,530,819)				242,442,683
	Total Long-Term Investments (cost $536,169,175)				537,105,587

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 1.0%

	Money Market Funds – 1.0%

5,593,205	First American Government Obligations Fund, Class X, (6)	0.926% (5)			$5,593,205
	Total Investments Purchased with Collateral from Securities Lending (cost $5,593,205)				5,593,205

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.8%

10,240,848	First American Treasury Obligations Fund, Class Z	0.888% (5)			$10,240,848
	Total Short-Term Investments (cost $10,240,848)				10,240,848
	Total Investments (cost $552,003,228) – 100.4%				552,939,640
	Other Assets Less Liabilities – (0.4)% (7)				(2,467,281)
	Net Assets – 100%				$550,472,359

34	NUVEEN

Investments in Derivatives as of September 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Long	325	12/17	$70,281,712	$70,103,516	$(178,198)	$(40,625)
U.S. Treasury 5-Year Note	Short	(200)	12/17	(23,688,298)	(23,500,000)	188,298	36,463
U.S. Treasury 10-Year Note	Short	(93)	12/17	(11,783,951)	(11,654,063)	129,889	21,797
				$34,809,463	$34,949,453	$139,989	$17,635
*	The aggregate Notional Amount at Value of long and short positions is $70,103,516 and $(35,154,063), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$238,860,933	$—	$238,860,933
Municipal Bonds	—	3,940,430	—	3,940,430
U.S. Government and Agency Obligations	—	51,861,541	—	51,861,541
Asset-Backed and Mortgaged-Backed Securities	—	242,442,683	—	242,442,683
Investments Purchased with Collateral from Securities Lending	5,593,205	—	—	5,593,205
Short-Term Investments:
Money Market Funds	10,240,848	—	—	10,240,848
Investments in Derivatives:
Futures Contracts*	139,989	—	—	139,989
Total	$15,974,042	$537,105,587	$—	$553,079,629
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in the value of those derivatives have generally been fully realized for tax purposes.

NUVEEN	35

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Tax cost of investments	$552,123,727
Gross unrealized:
Appreciation	$2,099,109
Depreciation	(1,283,196)
Net unrealized appreciation (depreciation) of investments	$815,913

Tax cost of futures	$139,989
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,417,328.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

36	NUVEEN

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.7%

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Banks – 0.0%

200	Bank of America Corporation	7 250%		BB+	$260,294
	Total Convertible Preferred Securities (cost $174,350)				260,294

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 2.8%

	Airlines – 0.1%

$354	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	$370,524

	Auto Components – 0.1%

300	American & Axle Manufacturing Inc., (3)	6.625%	10/15/22	BB–	310,113

300	Tenneco Inc.	5.375%	12/15/24	BB+	315,000
600	Total Auto Components				625,113

	Automobiles – 0.1%

465	General Motors Corporation	4.000%	4/01/25	BBB	472,234

	Banks – 0.0%

170	CIT Group Inc.	5.000%	8/01/23	BB+	183,175

	Building Products – 0.0%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB	265,212

	Chemicals – 0.2%

515	CF Industries Inc., (3)	3.450%	6/01/23	BB+	508,562

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	257,500

400	PolyOne Corporation	5.250%	3/15/23	BB–	425,368
1,165	Total Chemicals				1,191,430

	Commercial Services & Supplies – 0.2%

512	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	B1	526,080

400	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	422,000
912	Total Commercial Services & Supplies				948,080

	Construction & Engineering – 0.1%

500	AECOM Technology Corporation	5.750%	10/15/22	BB	521,000

	Construction Materials – 0.1%

300	Cemex SAB de CV, 144A	5.700%	1/11/25	BB	319,800

130	Norbord Inc., 144A	5.375%	12/01/20	BB+	137,475

250	Norbord Inc., 144A	6.250%	4/15/23	BB+	273,750
680	Total Construction Materials				731,025

NUVEEN	37

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.0%

$175	Graphic Packaging International Inc.	4.875%	11/15/22	BB+	$186,375

	Diversified Telecommunication Services – 0.6%

400	CenturyLink Inc.	5.625%	4/01/20	BB+	417,380

200	CenturyLink Inc.	6.750%	12/01/23	BB+	202,318

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,057,567
3,660	Total Diversified Telecommunication Services				3,677,265

	Energy Equipment & Services – 0.1%

500	Regency Energy Partners Finance	6.500%	7/15/21	BBB–	510,000

	Equity Real Estate Investment Trusts – 0.1%

200	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	208,000

400	Vereit Operating Partnership LP	3.000%	2/06/19	BBB–	403,545
600	Total Equity Real Estate Investment Trusts				611,545

	Health Care Providers & Services – 0.4%

200	Community Health Systems, Inc.	5.125%	8/01/21	BB	197,500

500	HCA Inc.	4.250%	10/15/19	BBB–	517,500

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,706,644
2,415	Total Health Care Providers & Services				2,421,644

	Hotels, Restaurants & Leisure – 0.1%

475	1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	476,781

	Household Durables – 0.1%

250	CalAtlantic Group Inc.	5.875%	11/15/24	BB	273,125

400	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B1	403,000
650	Total Household Durables				676,125

	Media – 0.1%

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	206,500

300	Dish DBS Corporation	4.250%	4/01/18	Ba3	302,250

200	Numericable Group SA, 144A	6.000%	5/15/22	B+	209,000
700	Total Media				717,750

	Metals & Mining – 0.1%

550	Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	585,750

	Oil, Gas & Consumable Fuels – 0.0%

150	Targa Resources Inc.	4.250%	11/15/23	BB–	148,687

	Road & Rail – 0.1%

375	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	386,719

	Technology Hardware, Storage & Peripherals – 0.1%

500	NCR Corporation	5.000%	7/15/22	BB	511,250

38	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.1%

$200	Softbank Corporation, 144A	4.500%	4/15/20	BB+	$206,334

200	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	218,500

400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	435,000
800	Total Wireless Telecommunication Services				859,834
$16,646	Total Corporate Bonds (cost $16,777,632)				17,077,518

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 89.6%

$4,490	U.S Treasury Bonds	2.250%	8/15/46	Aaa	$3,945,237

9,460	U.S Treasury Bonds	3.000%	5/15/47	Aaa	9,727,171

12,162	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	12,167,742

5,223	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/19	Aaa	5,242,618

2,451	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	2,537,918

33,763	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/20	Aaa	33,920,910

4,147	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	4,320,852

21,373	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	22,216,359

31,852	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/21	Aaa	31,936,776

12,501	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	12,843,837

28,120	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	28,197,366

24,434	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/22	Aaa	24,421,835

23,301	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	23,404,486

29,180	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	29,093,639

16,619	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	16,828,881

23,573	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	24,059,373

11,577	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	Aaa	11,454,557

57,684	U.S. Treasury Inflation Indexed Obligations	0.250%	1/15/25	Aaa	52,985,364

20,645	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/25	Aaa	20,633,931

4,360	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	4,899,674

54,688	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/26	Aaa	55,393,426

20,251	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/26	Aaa	19,679,712

4,552	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	5,318,214

11,400	U.S. Treasury Inflation Indexed Obligations	0.375%	1/15/27	Aaa	11,255,624

1,747	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,954,201

1,551	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	2,028,914

3,643	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	4,393,845

5,919	U.S Treasury Inflation Indexed Obligations	3.875%	4/15/29	Aaa	8,044,962

3,851	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	4,839,795

5,639	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	7,126,427

NUVEEN	39

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$19,911	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	$19,207,783

21,422	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	19,987,970

4,921	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	5,421,773

11,804	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/45	Aaa	11,244,211

1,207	U.S Treasury Inflation Indexed Obligations	0.875%	2/15/47	Aaa	1,187,784
$549,421	Total U.S. Government and Agency Obligations (cost $549,457,780)				551,923,167

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.5%

$3,000	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	$2,370,068

2,000	Cabela’s Master Credit Card Trust, Series 2013-2A A2, 144A	2.170%	8/16/21	AAA	2,008,544

3,156	Carmax Auto Owners Trust, Series 2016-4	1.210%	11/15/19	Aaa	3,152,158

2,704	Colony American Homes Trust 2014-1A, 144A, (1-Month LIBOR reference rate + 1.150% spread), (4)	2.387%	5/17/31	Aaa	2,715,730

1,253	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	1,252,536

268	Conns Receivables Funding Trust II, Series 2016-B, 144A	3.730%	10/15/18	BBB+	268,099

2,828	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/21/45	BBB	2,892,617

2,975	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	2,960,988

486	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	486,711

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.365%	5/25/45	AA	691,747

2,050	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	1,696,971

1,530	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	4.058%	10/15/48	BBB	1,521,310

823	Honor Automobile Trust, Series 2016-1A, 144A	2.940%	11/15/19	A	826,266

1,500	Jimmy Johns Funding LLC, Series 2017-1A, 144A	3.610%	7/30/47	BBB	1,507,920

2,230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.755%	6/17/47	BBB–	2,018,169

2,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.383%	4/17/48	BBB–	1,695,140

1,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25	3.068%	10/19/48	BBB–	1,214,506

1,000	New Residential Advance Receivable Trust Series 2016-T2, 144A	4.005%	10/15/49	BBB	996,913

2,565	New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	2,572,950

730	OneMain Direct Auto Receivables Trust, Series 2016-1, 144A	2.040%	1/15/21	Aa1	730,349

3,265	Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	3,352,465

2,000	TCF Auto Receivables Owner trust, Series 2015-2A, 144A	2.550%	4/15/21	AAA	2,008,383

1,580	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.497%	9/17/58	BBB–	1,379,024
$42,123	Total Asset-Backed and Mortgage-Backed Securities (cost $39,704,996)				40,319,564

40	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.8%

	Canada – 0.3%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$1,871,997

	Tunisia – 0.5%

3,000	Tunisia Government AID Bonds	1.416%	8/05/21	N/R	2,926,200
$4,500	Total Sovereign Debt (cost $4,853,207)				4,798,197
	Total Long-Term Investments (cost $610,967,965)				614,378,740

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%

	Money Market Funds – 0.1%

851,075	First American Government Obligations Fund, Class X, (5)	0.926% (6)			$851,075
	Total Investments Purchased with Collateral from Securities Lending (cost $851,075)				851,075

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

1,987,342	First American Treasury Obligations Fund, Class Z	0.888% (6)			$1,987,342
	Total Short-Term Investments (cost $1,987,342)				1,987,342
	Total Investments (cost $613,806,382) – 100.2%				617,217,157
	Other Assets Less Liabilities – (0.2)% (7)				(993,750)
	Net Assets – 100%				$616,223,407

Investments in Derivatives as of September 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 2-Year Note	Short	(142)	12/17	$(30,722,252)	$(30,629,844)	$92,408	$17,750
U.S. Treasury 5-Year Note	Short	(188)	12/17	(22,254,140)	(22,090,000)	164,140	30,844
U.S. Treasury Long Bond	Short	(17)	12/17	(2,651,702)	(2,597,813)	53,889	(531)
U.S. Treasury Ultra Bond	Long	14	12/17	2,344,943	2,311,750	(33,193)	5,688
Total				$(53,283,151)	$(53,005,907)	$277,244	$53,751
*	The aggregate Notional Amount at Value of long and short positions is $2,311,750 and $(55,317,657), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

NUVEEN	41

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$260,294	$—	$—	$260,294
Corporate Bonds	—	17,077,518	—	17,077,518
U.S. Government and Agency Obligations	—	551,923,167	—	551,923,167
Asset-Backed and Mortgage-Backed Securities	—	40,319,564	—	40,319,564
Sovereign Debt	—	4,798,197	—	4,798,197
Investments Purchased with Collateral from Securities Lending	851,075	—	—	851,075
Short-Term Investments:
Money Market Funds	1,987,342	—	—	1,987,342
Investments in Derivatives:
Futures Contracts*	277,244	—	—	277,244
Total	$3,375,955	$614,118,446	$—	$617,494,401
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amount unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$615,087,545
Gross unrealized:
Appreciation	$7,001,608
Depreciation	(4,871,996)
Net unrealized appreciation (depreciation) of investments	$2,129,612

Tax costs of futures	$277,244
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $818,676.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(6)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

42	NUVEEN

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.6%

	MUNICIPAL BONDS – 3.3%

	Louisiana – 0.4%

$206	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21		No Opt. Call	AAA	$207,588

	New York – 0.6%

265	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-2, 3.100%, 12/01/25		No Opt. Call	AA	272,505

	Ohio – 0.8%

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19		No Opt. Call	AAA	351,293

	Pennsylvania – 1.0%

260	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Series 2010B, 4.650%, 2/15/26		No Opt. Call	Aa3	284,604

175	Pittsburgh, Pennsylvania, General Obligation Bonds, Pension Series 1998C, 6.600%, 3/01/21 – NPFG Insured		No Opt. Call	AA–	199,390
435	Total Pennsylvania				483,994

	Texas – 0.5%

200	Houston, Texas, General Obligation Bonds, Public Improvement, Build America Bond Series 2010B, 4.811%, 3/01/22		3/20 at 100.00	AA	212,176
$1,451	Total Municipal Bonds (cost $1,526,272)				1,527,556

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 74.1%

$520	Fannie Mae Notes	1.000%	10/24/19	Aaa	$513,936

790	Fannie Mae Notes	1.500%	11/30/20	Aaa	784,540

1,330	Federal Farm Credit Bank Discount Notes	1.550%	9/27/19	Aaa	1,326,659

560	Federal Farm Credit Bank Discount Notes	1.550%	4/13/20	Aaa	558,594

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	356,759

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,144,474

1,060	Federal Home Loan Bank Bonds	1.750%	6/12/20	Aaa	1,061,568

515	Federal Home Loan Bank Bonds, (4)	1.375%	9/28/20	Aaa	509,756

300	Federal Home Loan Bank Bonds	1.125%	7/14/21	Aaa	292,971

775	Federal Home Loan Bank Bonds	1.875%	12/09/22	Aaa	767,271

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	990,223

2,260	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	2,338,228

825	Federal Home Loan Bank Bonds	2.375%	3/14/25	Aaa	825,078

NUVEEN	43

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$715	Federal Home Loan Bank Bonds	3.000%	9/11/26	Aaa	$739,261

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	735,650

590	Federal Home Loan Mortgage Corporation, Notes	2.375%	1/13/22	Aaa	600,267

535	Federal National Mortgage Association	0.000%	10/09/19	Aaa	515,726

775	Federal National Mortgage Association	2.125%	4/24/26	Aaa	756,313

250	Financing Corporation	9.400%	2/08/18	Aaa	257,239

750	Freddie Mac Notes	1.500%	1/17/20	Aaa	747,923

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	280,967

560	Freddie Mac Reference Notes	1.375%	4/20/20	Aaa	556,000

120	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	143,991

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	667,329

1,135	U.S. Treasury Notes	2.750%	11/15/23	Aaa	1,179,292

1,125	U.S. Treasury Notes	1.500%	1/31/22	Aaa	1,107,773

1,210	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,217,515

2,240	U.S. Treasury Notes	2.000%	7/31/22	Aaa	2,247,963

1,685	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,659,857

1,000	U.S. Treasury Notes	2.250%	1/31/24	Aaa	1,008,398

3,505	U.S. Treasury Notes	2.000%	2/15/25	Aaa	3,455,711

1,540	U.S. Treasury Notes	2.125%	5/15/25	Aaa	1,529,533

860	U.S. Treasury Notes	2.000%	8/15/25	Aaa	844,916

640	U.S. Treasury Notes	2.250%	11/15/25	Aaa	639,700

1,000	U.S. Treasury Notes	2.250%	2/15/27	Aaa	993,516

300	U.S. Treasury Notes	2.250%	8/15/27	Aaa	297,820

1,145	U.S. Treasury Securities, Stripped Interest Payments	0.000%	2/15/22	Aaa	1,053,324

$34,550	Total U.S. Government and Agency Obligations (cost $34,343,829)				34,706,041

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 22.2%

$374	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$380,018

477	321 Henderson Receivables LLC., Series 2010-1A, 144A	5.560%	7/15/59	Aaa	511,477

282	Colony American Homes Trust 2014-1A, 144A, (1-Month LIBOR reference rate + 1.150% spread), (5)	2.384%	5/17/31	Aaa	283,535

78	DT Auto Owner Trust, Series 2015-3A, 144A	2.460%	11/15/19	AAA	77,874

267	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	267,870

458	Entergy New Orleans Store Recovery Funding LLC, Series 2015-1	2.670%	6/01/27	AAA	461,113

25	Fannie Mae Alternative Credit Enhanced Securities	1.637%	11/25/17	Aaa	24,913

73	Fannie Mae Alternative Credit Enhanced Securities, (1-Month LIBOR reference rate + 0.290% spread), (5)	1.514%	12/25/17	Aaa	72,447

44	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$470	Fannie Mae Grantor Trust, Series 2014-T1	2.898%	6/25/27	Aaa	$467,679

82	Fannie Mae Mortgage Pool FN 254169	6.500%	12/01/31	Aaa	92,924

38	Fannie Mae Mortgage Pool FN 254179	6.000%	1/01/22	Aaa	42,207

42	Fannie Mae Mortgage Pool FN 254344	6.500%	6/01/22	Aaa	46,457

9	Fannie Mae Mortgage Pool FN 254720	4.500%	5/01/18	Aaa	9,464

58	Fannie Mae Mortgage Pool FN 596680	7.000%	9/01/31	Aaa	63,846

136	Fannie Mae Mortgage Pool FN 596712	6.500%	6/01/32	Aaa	152,430

20	Fannie Mae Mortgage Pool FN 656269	6.000%	8/01/32	Aaa	21,461

1	Fannie Mae Mortgage Pool FN 673010	5.500%	12/01/17	Aaa	559

5	Fannie Mae Mortgage Pool FN 695765	5.500%	4/01/18	Aaa	4,965

30	Fannie Mae Mortgage Pool FN 725793	5.500%	9/01/19	Aaa	31,100

145	Fannie Mae Mortgage Pool FN 745101	6.000%	4/01/32	Aaa	161,126

45	Fannie Mae Mortgage Pool FN 887017	6.500%	8/01/36	Aaa	51,097

68	Fannie Mae Mortgage Pool FN 928519	7.000%	6/01/37	Aaa	74,839

41	Fannie Mae Mortgage Pool FN AE0981	3.500%	3/01/41	Aaa	42,294

241	Fannie Mae Mortgage Pool FN AE4876	3.500%	10/01/40	Aaa	250,005

410	Fannie Mae Mortgage Pool FNA 2017-M11 FA, (1-Month LIBOR reference rate + 0.470% spread), (5)	1.701%	9/01/24	Aaa	409,535

235	Fannie Mae REMIC Pass-Through Certificates	7.500%	2/25/42	Aaa	265,004

26	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03, (1-Month LIBOR reference rate + 1.200% spread), (5)	2.437%	7/25/24	AA+	26,045

256	FDIC Structures Sale Guaranteed Notes, Series 2010-S1, 144A	3.250%	4/25/38	Aaa	258,967

423	Federal Home Loan Mortgage Corporation, REMIC, (1-Month LIBOR reference rate + 0.250% spread), (5)	1.484%	11/15/42	Aaa	421,993

19	Freddie Mac Mortgage Pool, Various FG C35768	7.500%	1/01/30	Aaa	20,169

33	Freddie Mac Mortgage Pool, Various FG G00876	6.500%	1/01/28	Aaa	36,677

99	Freddie Mac Mortgage Pool, Various FG G01244	6.500%	3/01/31	Aaa	112,811

154	Freddie Mac Mortgage Trust 2013-KF02, 144A, (1-Month LIBOR reference rate + 3.000% spread), (5)	4.232%	12/25/45	Baa1	154,909

300	Freddie Mac Mortgage Trust, Structured Pass-Through Certificates, Series 2011-K702, 144A	4.930%	4/25/44	Aa3	302,923

360	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, (1-Month LIBOR reference rate + 0.320% spread), (5)	1.556%	2/25/20	Aaa	360,774

109	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	110,659

316	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%	3/25/20	Aaa	317,122

395	Freddie Mac Multifamily Structured Pass-Through Certificates, FHMS K726	2.905%	4/25/24	AAA	403,592

178	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	180,250

36	Government National Mortgage Association PoolG2 3120	6.500%	8/20/31	Aaa	41,998

224	Government National Mortgage Association PoolG2 4946	4.500%	2/20/41	Aaa	241,309

15	Government National Mortgage Association Pool GN 347332	7.500%	12/15/22	Aaa	15,075

NUVEEN	45

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$59	Government National Mortgage Association Pool GN 570134	7.500%	12/15/31	Aaa	$60,784

522	Government National Mortgage Association Pool GN 633605	6.000%	9/15/34	Aaa	604,109

90	Government National Mortgage Association Pool GN 780825	6.500%	7/15/28	Aaa	103,292

268	JP Morgan Mortgage Trust, Series 2017-1, 144A	3.500%	1/25/47	Aaa	274,048

365	New Residential Advance Receivable Trust, Series 2017-T1, 144A	3.214%	2/15/51	AAA	364,590

350	OMART Receivables Trust, Series 2016-T1, 144A	2.521%	8/17/48	AAA	348,450

202	RBSSP Resecuritization Trust 2009-7, 144A, (1-Month LIBOR reference rate + 0.400% spread), (5)	1.634%	6/26/37	A	196,504

245	TCF Auto Receivables Owner Trust, Series 2016-1A, 144A	1.710%	4/15/21	AAA	244,338

268	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	277,000

481	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2017-10A	2.845%	3/10/27	Aaa	487,324

55	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%	2/01/18	Aaa	55,830

133	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%	3/10/20	Aaa	136,617
$10,091	Total Asset-Backed and Mortgage-Backed Securities (cost $10,132,120)				10,424,398
	Total Long-Term Investments (cost $46,002,221)				46,657,995

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%

	Money Market Funds – 0.3%

141,750	First American Government Obligations Fund, Class X, (6)	0.926% (7)			$141,750
	Total Investments Purchased with Collateral from Securities Lending (cost $141,750)				141,750

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 0.0%

	Money Market Funds – 0.0%

17,415	First American Treasury Obligations Fund, Class Z	0.888% (7)			$17,415
	Total Short-Term Investments (cost $17,415)				17,415
	Total Investments (cost $46,161,386) – 99.9%				46,817,160
	Other Assets Less Liabilities – 0.1% (8)				34,600
	Net Assets – 100%				$46,851,760

46	NUVEEN

Investments in Derivatives as of September 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S Treasury 5-Year Note	Short	(53)	12/17	$(6,270,926)	$(6,227,500)	$43,426	$9,425
U.S Treasury 10-Year Note	Short	(20)	12/17	(2,517,672)	(2,506,250)	11,422	4,688
Total				$(8,788,598)	$(8,733,750)	$54,848	$14,113

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$1,527,556	$—	$1,527,556
U.S. Government and Agency Obligations	—	34,706,041	—	34,706,041
Asset-Backed and Mortgage-Backed Securities	—	10,424,398	—	10,424,398
Investments Purchased with Collateral from Securities Lending	141,750	—	—	141,750
Short-Term Investments:
Money Market Funds	17,415	—	—	17,415
Investments in Derivatives:
Futures Contracts*	54,848	—	—	54,848
Total	$214,013	$46,657,995	$—	$46,872,008
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment, temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amount unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

NUVEEN	47

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Tax cost of investments	$46,179,400
Gross unrealized:
Appreciation	$718,583
Depreciation	(80,823)
Net unrealized appreciation (depreciation) of investments	$637,760

Tax cost of futures	$54,848
Net unrealized appreciation (depreciation) of futures	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $138,574.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(7)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

48	NUVEEN

Nuveen High Income Bond Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 96.0%

	COMMON STOCKS – 1.4%

	Building Products – 0.0%

527	Dayton Superior Class A, (2), (3)			$30,195

585	Dayton Superior Class 1, (3)			33,550
	Total Building Products			63,745

	Capital Markets – 0.0%

2,293	Adamas Finance Asia Limited, (2), (4)			3,036

10,000	Och-Ziff Capital Management Group, Class A Shares			32,200
	Total Capital Markets			35,236

	Electric Utilities – 0.4%

40,000	Exelon Corporation			1,506,800

	Energy Equipment & Services – 0.0%

1,644	Key Energy Services Inc., (2), (5)			21,657

	Independent Power & Renewable Electricity Producers – 0.2%

38,125	Vistra Energy Corporation, (2)			712,556

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2), (3)			1,497

	Multi-Utilities – 0.2%

10,000	Dominion Resources, Inc.			769,285

	Oil, Gas & Consumable Fuels – 0.6%

11,000	Arch Coal Inc., (5)			789,140

50,119	Connacher Oil and Gas Limited, (2), (3)			501

19,122	Golden Close Maritime Corporation Limited, (2), (4)			9,603

32,250	Peabody Energy Corporation, (2)			935,573

4,145	Penn Virginia Corporation, (2), (5)			165,727
	Total Oil, Gas & Consumable Fuels			1,900,544
	Total Common Stocks (cost $6,300,774)			5,011,320

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.7%

	Independent Power & Renewable Electricity Producers – 0.1%

14,500	Dynegy Inc.	5.375%	N/R	$480,675

	Multi-Utilities – 0.3%

20,000	DTE Energy Company	5.000%	N/R	1,089,000

NUVEEN	49

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)			Coupon		Ratings (6)	Value

	Oil, Gas & Consumable Fuels – 0.3%

29,700	Anadarko Petroleum Corporation			7.500%		N/R	$1,180,575
	Total Convertible Preferred Securities (cost $2,814,780)						2,750,250

Principal Amount (000)	Description (1)	Coupon (7)	Reference Rate (7)	Spread (7)	Maturity (8)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.7% (7)

	Containers & Packaging – 0.3%

$1,000	Packaging Coordinators Inc., Second Lien Term Loan	10.050%	3-Month LIBOR	8.750%	6/30/24	CCC+	$990,000

	Diversified Financial Services – 0.5%

1,754	Jill Acquisition LLC, First Lien Term Loan B	6.320%	3-Month LIBOR	5.000%	5/08/22	B	1,745,097

	Hotels, Restaurants & Leisure – 0.1%

297	Amaya BV, Second Lien Term Loan	8.296%	3-Month LIBOR	7.000%	7/29/22	B	299,102

	Independent Power & Renewable Electricity Producers – 0.4%

130	Empire Generating Company LLC, Term Loan C	5.570%	3-Month LIBOR	4.250%	3/13/21	B	122,283

1,319	Empire Generating Company LLC	5.570%	3-Month LIBOR	4.250%	3/13/21	B	1,236,835
1,449	Total Independent Power & Renewable Electricity Producers						1,359,118

	IT Services – 0.1%

500	Optiv Security Inc., Second Lien Term Loan	8.563%	3-Month LIBOR	7.250%	1/13/25	Caa1	464,375

	Oil, Gas & Consumable Fuels – 0.3%

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.421%	3-Month LIBOR	7.125%	9/30/20	CCC–	1,036,926

	Paper & Forest Products – 0.2%

819	Verso Paper Holdings LLC, First Lien Term Loan	12.319%	3-Month LIBOR	11.000%	10/14/21	BB	831,826

	Professional Services – 0.8%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.989%	3-Month LIBOR	5.750%	2/28/22	CCC+	2,023,750

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.067%	3-Month LIBOR	5.750%	2/28/22	CCC+	1,011,250
3,000	Total Professional Services						3,035,000
$11,312	Total Variable Rate Senior Loan Interests (cost $10,462,980)						9,761,444

Shares	Description (1)			Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.0%

	Equity Real Estate Investment Trusts – 0.8%

60,000	Colony Northstar, Inc.			7.500%		N/R	$1,548,000

50,960	Colony Northstar, Inc.			7.125%		N/R	1,308,652
	Total Equity Real Estate Investment Trusts						2,856,652

50	NUVEEN

Shares	Description (1)	Coupon		Ratings (6)	Value

	Food Products – 0.3%

34,685	CHS Inc.	6.750%		N/R	$955,572

	Household Durables – 0.1%

63,610	Hovnanian Enterprises Incorporated	7.625%		Ca	385,477

	Insurance – 0.4%

60,000	AmTrust Financial Services Inc., (5)	7.250%		N/R	1,488,000

	Oil, Gas & Consumable Fuels – 0.4%

60,000	Nustar Energy LP	8.500%		Ba3	1,621,800
	Total $25 Par (or similar) Retail Preferred (cost $7,349,670)				7,307,501

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 82.0%

	Aerospace & Defense – 0.9%

$1,500	Bombardier Inc., 144A	7.500%	3/15/25	B	$1,496,250

1,500	StandardAero Aviation Holdings Inc., 144A	10.000%	7/15/23	CCC	1,661,250
	Total Aerospace & Defense				3,157,500

	Airlines – 1.4%

2,000	Virgin Australia Holdings Limited, 144A	7.875%	10/15/21	B–	2,082,500

3,175	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	2,857,500
	Total Airlines				4,940,000

	Auto Components – 0.6%

1,950	Tupy S/A, 144A	6.625%	7/17/24	BB	2,053,370

	Banks – 0.4%

1,500	Curo Financial Technologies Corporation, 144A	12.000%	3/01/22	B–	1,612,500

	Building Products – 1.0%

809	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	BB–	836,506

825	Euramax International Inc., 144A	12.000%	8/15/20	B–	897,188

2,000	NWH Escrow Corporation, 144A	7.500%	8/01/21	B–	1,815,000

300	Odebrecht Finance Limited, 144A	7.125%	6/26/42	CCC+	116,250
	Total Building Products				3,664,944

	Chemicals – 1.2%

1,500	CF Industries Inc.	5.375%	3/15/44	BB+	1,432,500

2,000	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	2,060,000

1,000	Tronox Finance LLC, 144A	5.750%	10/01/25	B–	1,025,000
	Total Chemicals				4,517,500

	Commercial Services & Supplies – 1.8%

2,000	ADT Corporation	6.250%	10/15/21	BB–	2,217,500

1,000	APX Group, Inc., 144A	7.625%	9/01/23	CCC	1,051,250

NUVEEN	51

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Commercial Services & Supplies (continued)

$800	Arch Merger Sub Inc., 144A	8.500%	9/15/25	B–	$778,000

2,375	R.R. Donnelley & Sons Company	7.875%	3/15/21	B+	2,505,624
	Total Commercial Services & Supplies				6,552,374

	Construction & Engineering – 1.4%

2,500	HC2 Holdings, Inc., 144A	11.000%	12/01/19	B–	2,537,500

2,472	Michael Baker Holdings LLC Finance Corporation, 144A, (cash 8.875%, PIK 9.625%)	8.875%	4/15/19	CCC	2,465,593
	Total Construction & Engineering				5,003,093

	Construction Materials – 0.5%

1,750	Norbord Inc., 144A	6.250%	4/15/23	BB+	1,916,250

	Consumer Finance – 1.0%

568	Enova International, Inc.	9.750%	6/01/21	B–	599,240

2,000	Enova International, Inc., 144A	8.500%	9/01/24	B–	2,004,000

1,000	Navient Corporation	5.500%	1/25/23	BB	1,016,250
	Total Consumer Finance				3,619,490

	Diversified Consumer Services – 0.9%

3,185	Jones Group Inc.	6.125%	11/15/34	Ca	509,600

2,600	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	2,869,255
	Total Diversified Consumer Services				3,378,855

	Diversified Financial Services – 3.7%

3,470	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC	3,036,250

2,000	Fly Leasing Limited, (WI/DD)	5.250%	10/15/24	BB–	2,000,000

2,000	Hexion 2 US Financial Corp., 144A	13.750%	2/01/22	CCC	1,640,000

2,180	James Hardie International Finance Limited, 144A	5.875%	2/15/23	BBB–	2,289,000

2,000	Jefferies Finance LLC Corporation, 144A	7.250%	8/15/24	B1	2,005,000

2,200	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	2,362,976
	Total Diversified Financial Services				13,333,226

	Diversified Telecommunication Services – 5.1%

2,350	Consolidated Communications Finance Company	6.500%	10/01/22	B–	2,258,938

2,000	Embarq Corporation	7.995%	6/01/36	BBB–	2,030,000

2,000	Frontier Communications Corporation	10.500%	9/15/22	B+	1,745,000

2,675	GCI Inc.	6.875%	4/15/25	BB–	2,875,624

1,500	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	1,467,188

1,500	IntelSat Jackson Holdings, 144A	8.000%	2/15/24	B1	1,612,500

1,000	IntelSat Limited	7.750%	6/01/21	CCC–	645,000

1,250	Windstream Corporation, (5)	7.750%	10/15/20	BB–	1,000,000

2,560	Xplornet Communications, Inc., 144A, (cash 9.625%, PIK 10.625%)	9.625%	6/01/22	CCC	2,726,400

2,000	Ziggo Secured Finance BV, 144A	5.500%	1/15/27	BB+	2,049,380
	Total Diversified Telecommunication Services				18,410,030

52	NUVEEN

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Electric Utilities – 0.6%

$2,000	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	$2,061,088

1,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance, Inc., 144A	11.500%	10/01/20	N/R	5,000
	Total Electric Utilities				2,066,088

	Electrical Equipment – 0.5%

1,750	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	1,837,500

	Energy Equipment & Services – 2.4%

1,000	Diamond Offshore Drilling Inc., (5)	7.875%	8/15/25	BB–	1,057,500

2,750	Ensco PLC, (5)	4.500%	10/01/24	BB	2,282,500

2,500	Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	1,487,500

1,170	Pacific Drilling V Limited, 144A, (10)	7.250%	12/01/17	Ca	479,700

2,379	Parker Drilling Company	6.750%	7/15/22	B–	1,897,253

615	SAExploration Holdings Inc., 144A, (cash 10.000%, PIK 11.000%)	10.000%	4/14/19	N/R	412,248

1,200	SESI, LLC	7.125%	12/15/21	BB–	1,224,000
	Total Energy Equipment & Services				8,840,701

	Equity Real Estate Investment Trusts – 0.8%

2,000	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	1,915,000

1,000	Communications Sales & Leasing Inc., 144A	7.125%	12/15/24	BB–	844,375
	Total Equity Real Estate Investment Trusts				2,759,375

	Food & Staples Retailing – 2.8%

2,400	Albertsons Cos LLC/Safeway Inc./New Albertron’s Inc./Albertson’s LLC, (5)	6.625%	6/15/24	B+	2,235,000

1,819	Albertson’s, Inc.	7.450%	8/01/29	B–	1,409,725

2,000	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B3	1,220,000

1,500	Rite Aid Corporation, 144A	6.125%	4/01/23	B	1,458,750

2,750	Supervalu Inc., (5)	7.750%	11/15/22	B–	2,578,125

1,750	Tops Holding LLC / Tops Markets II Corporation, 144A	8.000%	6/15/22	CCC+	1,163,750
	Total Food & Staples Retailing				10,065,350

	Food Products – 1.7%

2,000	Marfrig Holding Europe BV, 144A	7.000%	3/15/24	BB–	1,970,000

2,350	Nova Austral SA, 144A, Reg S	8.250%	5/26/21	N/R	2,408,493

1,700	Pilgrim’s Pride Corporation, 144A	5.875%	9/30/27	B1	1,742,500
	Total Food Products				6,120,993

	Health Care Equipment & Supplies – 0.7%

2,250	Tenet Healthcare Corporation	6.000%	10/01/20	BB–	2,397,848

	Health Care Providers & Services – 1.5%

2,200	Community Health Systems, Inc., (5)	6.875%	2/01/22	CCC+	1,727,000

1,775	HCA Inc.	5.250%	6/15/26	BBB–	1,912,563

2,000	Kindred Healthcare Inc.	8.000%	1/15/20	B–	1,964,380
	Total Health Care Providers & Services				5,603,943

NUVEEN	53

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Health Care Technology – 0.5%

$2,000		Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	$1,965,000

		Hotels, Restaurants & Leisure – 5.6%

2,250		1011778 BC ULC/New Red Finance Inc., 144A	4.250%	5/15/24	Ba3	2,258,438

3,000		Carlson Travel, Inc., 144A, (5)	6.750%	12/16/23	B	2,977,500

2,000		CRC Escrow Issuer LLC, 144A, (WI/DD)	5.250%	10/15/25	B–	2,000,000

1,500		Golden Nugget, Inc., 144A	8.750%	10/01/25	CCC+	1,526,250

3,100		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	3,301,500

1,500		Landry’s Inc., 144A	6.750%	10/15/24	CCC+	1,516,875

1,500		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A	4.500%	1/15/28	Ba3	1,513,200

1,206		MGM Resorts International Inc.	6.000%	3/15/23	BB	1,332,630

2,500		Penn National Gaming Inc., 144A	5.625%	1/15/27	B+	2,593,750

1,600	CAD	River Cree Enterprises LP, 144A	11.000%	1/20/21	B–	1,327,189
		Total Hotels, Restaurants & Leisure				20,347,332

		Household Durables – 2.5%

1,700		Beazer Homes USA, Inc.	8.750%	3/15/22	B3	1,882,750

2,000		K. Hovnanian Enterprises Inc., 144A	10.000%	7/15/22	CCC+	2,070,000

2,200		New Home Company Inc.	7.250%	4/01/22	B–	2,271,500

1,500		Rent-A-Center, Inc., (5)	4.750%	5/01/21	B3	1,357,500

1,500		William Lyon Homes Incorporated	5.875%	1/31/25	B–	1,537,500
		Total Household Durables				9,119,250

		Independent Power & Renewable Electricity Producers – 1.5%

1,800		Dynegy Inc., 144A	8.000%	1/15/25	B+	1,863,000

1,000		GenOn Energy Inc., (10)	9.500%	10/15/18	N/R	732,500

1,000		NRG Energy Inc.	7.250%	5/15/26	BB–	1,077,500

2,450		Talen Energy Supply LLC	6.500%	6/01/25	B+	1,868,125
		Total Independent Power & Renewable Electricity Producers				5,541,125

		Industrial Conglomerates – 0.3%

1,500		Techniplas, LLC, 144A	10.000%	5/01/20	B	1,050,000

		Insurance – 0.3%

1,000		Genworth Financial Inc.	7.625%	9/24/21	B	973,000

		Internet Software & Services – 1.8%

2,720		Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	2,910,400

2,300		Inception Merger Sub Inc. / Rackspace Hosting Inc., 144A, (5)	8.625%	11/15/24	BB–	2,452,374

1,500		Sungard Availability Services Capital, Inc., 144A	8.750%	4/01/22	CCC	1,035,000
		Total Internet Software & Services				6,397,774

54	NUVEEN

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		IT Services – 1.0%

$3,280		Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	B	$3,534,626

		Leisure Products – 0.5%

1,750		Gateway Casinos & Entertainment Limited, 144A	8.250%	3/01/24	CCC+	1,837,500

		Machinery – 1.0%

1,500		BlueLine Rental Finance Corp / BlueLine Rental LLC, 144A	9.250%	3/15/24	B	1,614,375

1,750		CNH Industrial Capital LLC	4.375%	11/06/20	BBB–	1,837,500
		Total Machinery				3,451,875

		Marine – 1.1%

2,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B–	1,590,000

2,900		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B	2,399,750
		Total Marine				3,989,750

		Media – 5.7%

2,500		CBS Radio, Inc., 144A, (5)	7.250%	11/01/24	B–	2,668,750

1,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB+	1,910,125

925		iHeartCommunications, Inc.	11.250%	3/01/21	Caa1	668,313

1,950		iHeartCommunications, Inc.	7.250%	10/15/27	CC	643,500

1,750		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,817,813

1,450		McGraw-Hill Global Education Holdings, 144A, (5)	7.875%	5/15/24	B3	1,430,063

2,000		Midcontinent Communications Finance Company, 144A	6.875%	8/15/23	B	2,155,000

1,850		Numericable Group SA, 144A	7.375%	5/01/26	B+	1,993,375

1,000		Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,057,500

750		SiTV Inc., 144A	10.375%	7/01/19	CCC+	508,125

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,714,137

3,000		VTR Finance BV, 144A	6.875%	1/15/24	BB–	3,172,500
		Total Media				20,739,201

		Metals & Mining – 6.8%

3,000		Alcoa Nederland Holding BV, 144A	7.000%	9/30/26	BB+	3,397,500

2,000		Aleris International Inc., 144A	9.500%	4/01/21	B	2,130,000

1,500		FMG Resources, 144A	5.125%	5/15/24	BB+	1,522,500

1,000		Freeport McMoRan, Inc.	3.875%	3/15/23	BB+	990,000

2,700		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	2,875,500

2,000		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	2,112,500

1,800		New Gold Incorporated, 144A	6.375%	5/15/25	B	1,903,500

3,504		Northland Resources AB, 144A, Reg S, (10)	15.000%	7/15/19	N/R	35,044

1,583		Northland Resources AB, 144A, Reg S, (10)	4.000%	10/15/20	N/R	16

3,150		SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 144A	7.500%	6/15/25	BB–	3,252,374

2,630		Taseko Mines Limited, 144A	8.750%	6/15/22	B–	2,676,025

NUVEEN	55

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Metals & Mining (continued)

$750	TMS International Corp., 144A	7.250%	8/15/25	B	$766,875

1,500	United States Steel Corporation	6.875%	8/15/25	B	1,533,750

1,835	Westmoreland Coal Co, 144A	8.750%	1/01/22	CCC+	1,321,200
	Total Metals & Mining				24,516,784

	Multiline Retail – 0.2%

750	J.C. Penney Company Inc.	7.400%	4/01/37	B+	562,500

	Oil, Gas & Consumable Fuels – 11.2%

2,529	American Eagle Energy Corporation, 144A, (10)	11.000%	9/01/19	N/R	25,289

2,834	Armstrong Energy Inc., (10)	11.750%	12/15/19	Ca	935,220

2,125	Ascent Resources - Utica LLC / AEU Finance Corporation, 144A	10.000%	4/01/22	B–	2,279,063

2,150	Bellatrix Exploration Limited, 144A	8.500%	5/15/20	B	1,999,500

2,500	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,625,000

1,800	Calumet Specialty Products	6.500%	4/15/21	CCC+	1,758,375

1,090	Calumet Specialty Products	7.625%	1/15/22	CCC+	1,070,925

1,000	Chesapeake Energy Corporation, 144A, (5)	8.000%	6/15/27	CCC	990,000

1,499	Cloud Peak Energy Resources LLC and Cloud Peak Energy Finance Corporation	12.000%	11/01/21	B–	1,573,950

2,168	Denbury Resources Inc., 144A	9.000%	5/15/21	B	2,116,510

1,000	Denbury Resources Incorporated	4.625%	7/15/23	CCC+	525,000

2,000	DOF Subsea AS, 144A, Reg S	9.500%	3/14/22	N/R	1,859,724

3,200	EP Energy LLC and Everest Acquisition Finance, Inc., 144A, (5)	8.000%	11/29/24	B	3,232,000

750	EP Energy LLC and Everest Acquisition Finance, Inc., 144A	8.000%	2/15/25	Caa1	584,063

1,500	Genesis Energy LP	6.500%	10/01/25	BB–	1,483,125

783	Golden Close Maritime Corporation Limited, 144A, Reg S, (10)	8.000%	3/29/22	N/R	712,552

1,500	Gulfport Energy Corporation	6.375%	5/15/25	B+	1,518,750

1,285	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,313,913

2,704	Metro Exploration Holding Inc., (10)	11.500%	2/16/20	N/R	270

1,050	Oasis Petroleum Inc., (5)	6.875%	3/15/22	BB–	1,068,375

1,000	PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	1,022,500

3,000	Peabody Energy Corporation, (3), (10)	6.500%	9/15/20	N/R	—

925	Peabody Securities Finance Corporation, 144A	6.375%	3/31/25	Ba3	950,438

1,350	Petrobras Global Finance BV	6.250%	3/17/24	BB	1,442,474

1,750	Petrobras Global Finance BV	7.375%	1/17/27	BB	1,926,750

2,000	Sanchez Energy Corporation, (5)	6.125%	1/15/23	B–	1,720,000

1,800	Southwestern Energy Company	7.500%	4/01/26	BB	1,869,750

1,952	Talos Production LLC, 144A	9.750%	2/15/18	N/R	1,244,400

56	NUVEEN

Principal Amount (000) (9)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,000	Transocean Inc., 144A	9.000%	7/15/23	BB	$2,165,000

1,500	Ultra Resources, Inc., 144A	7.125%	4/15/25	BB	1,515,000
	Total Oil, Gas & Consumable Fuels				40,527,916

	Paper & Forest Products – 0.3%

781	Millar Western Forest Products Ltd	9.000%	4/30/22	N/R	781,000

400	Resolute Forest Products	5.875%	5/15/23	B+	395,500
	Total Paper & Forest Products				1,176,500

	Pharmaceuticals – 0.7%

2,700	VP Escrow Corporation, 144A, (5)	6.375%	10/15/20	B–	2,702,538

	Real Estate Management & Development – 1.8%

2,750	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	2,915,000

1,500	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,578,750

2,000	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	2,050,000
	Total Real Estate Management & Development				6,543,750

	Road & Rail – 1.4%

2,000	Avis Budget Car Rental, 144A, (5)	5.125%	6/01/22	BB–	2,027,500

1,000	Herc Rentals, Inc., 144A	7.500%	6/01/22	B+	1,081,250

2,000	The Hertz Corporation, (5)	5.875%	10/15/20	B–	1,985,000
	Total Road & Rail				5,093,750

	Software – 0.0%

180	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	189,977

	Specialty Retail – 1.7%

2,000	L Brands, Inc.	6.875%	11/01/35	BB+	1,950,000

1,500	Neiman Marcus Group Inc., 144A, (cash 8.750%, PIK 9.500%)	8.750%	10/15/21	Caa3	705,000

2,000	PetSmart, Inc., 144A	5.875%	6/01/25	Ba3	1,745,000

2,000	The Men’s Warehouse Inc.	7.000%	7/01/22	B3	1,905,000
	Total Specialty Retail				6,305,000

	Technology Hardware, Storage & Peripherals – 0.8%

2,350	Western Digital Corporation	10.500%	4/01/24	BB+	2,761,250

	Tobacco – 0.4%

1,500	Vector Group Limited, 144A	6.125%	2/01/25	BB–	1,552,500

	Trading Companies & Distributors – 0.8%

2,560	United Rentals North America Inc.	5.875%	9/15/26	BB–	2,780,800

	Transportation Infrastructure – 0.5%

1,900	Navigator Holdings Limited, 144A, Reg S	7.750%	2/10/21	N/R	1,895,068

NUVEEN	57

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Wireless Telecommunication Services – 2.7%

$1,000		Altice Financing SA, 144A	7.500%	5/15/26	BB–	$1,100,000

1,900		C&W SR Financing Designated Activity Co, 144A	6.875%	9/15/27	BB–	1,976,000

1,500		Digicel Limited, 144A	6.000%	4/15/21	B1	1,464,210

1,000		Millicom International Cellular SA, 144A	6.000%	3/15/25	BB+	1,070,000

1,700		Sprint Capital Corporation	6.875%	11/15/28	B+	1,904,000

1,900		Sprint Corporation	7.250%	9/15/21	B+	2,111,374
		Total Wireless Telecommunication Services				9,625,584
		Total Corporate Bonds (cost $311,920,093)				297,031,280

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CONVERTIBLE BONDS – 0.0%

		Oil, Gas & Consumable Fuels – 0.0%

$—	(11)	Golden Close Maritime Corporation Limited	0.000%	3/29/22	N/R	$18
$—	(11)	Total Convertible Bonds (cost $42)				18

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.3%

		Commercial Services & Supplies – 0.8%

$2,500		AerCap Global Aviation Trust, 144A, (5)	6.500%	6/15/45	BB	$2,734,375

		Electric Utilities – 0.1%

300		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	279,750

		Food Products – 1.2%

2,000		Dairy Farmers of America Inc., 144A	7.125%	N/A (12)	Baa3	2,205,000

2,000		Land O’ Lakes Incorporated, 144A	7.250%	N/A (12)	BB	2,165,000
4,000		Total Food Products				4,370,000

		Industrial Conglomerates – 0.0%

2,000		OAS Financial Limited, 144A, (10)	0.000%	N/A (12)	N/R	150,000

		Wireless Telecommunication Services – 0.2%

750		Colombia Telecommunications S.A. ESP, 144A	8.500%	N/A (12)	B+	800,438
$9,550		Total $1,000 Par (or similar) Institutional Preferred (cost $9,642,678)				8,334,563

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CONTINGENT CAPITAL SECURITIES – 2.8% (13)

		Banks – 2.2%

$3,000		Intesa Sanpaolo SpA, 144A	7.700%	N/A (12)	Ba3	$3,131,250

1,600		Societe Generale, 144A	7.375%	N/A (12)	BB+	1,732,000

3,000		UniCredit SpA, Reg S	8.000%	N/A (12)	B+	3,161,250
7,600		Total Banks				8,024,500

58	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Capital Markets – 0.6%

$2,000		Deutsche Bank AG, Reg S	6.250%	N/A (12)	BB–	$1,992,588
$9,600		Total Contingent Capital Securities (cost $9,012,324)				10,017,088

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		ASSET-BACKED SECURITIES – 0.0%

$—	(11)	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1998-1	6.040%	11/01/29	AAA	$13
$—	(11)	Total Asset-Backed Securities (cost $13)				13

Shares		Description (1), (14)				Value

		INVESTMENT COMPANIES – 2.1%

12,000		Adams Natural Resources Fund Inc.				$235,800

80,000		Blackrock Credit Allocation Income Trust IV				1,085,600

115,500		First Trust Strategic High Income Fund II				1,571,955

7,000		Gabelli Global Gold Natural Resources and Income Trust				39,270

157,500		Invesco Dynamic Credit Opportunities Fund				1,877,400

73,500		Pimco Income Strategy Fund				890,820

63,000		Pioneer Floating Rate Trust				753,480

44,421		Western Asset Emerging Market Debt Fund Incorporated				699,187

34,351		WhiteHorse Finance Incorporated				506,677
		Total Investment Companies (cost $7,175,585)				7,660,189

Shares		Description (1)				Value

		WARRANTS – 0.0%

		Energy – 0.0%

336,891		Iona Energy Inc., (3)				$—

		Materials – 0.0%

3,165		Verso Corporation, (3)				34

		Telecommunication Services – 0.0%

6,707		FairPoint Communications Inc., (4)				34

		Transportation – 0.0%

8,907		Jack Cooper Enterprises, 144A, (3)				—
		Total Warrants (cost $0)				68
		Total Long-Term Investments (cost $364,678,939)				347,873,734

NUVEEN	59

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.4%

	Money Market Funds – 9.4%

33,898,501	First American Government Obligations Fund, Class X, (16)	0.926% (15)	$33,898,501
	Total Investments Purchased with Collateral from Securities Lending (cost $33,898,501)		33,898,501

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 6.7%

	Money Market Funds – 6.7%

24,380,072	First American Treasury Obligations Fund, Class Z	0.888% (15)	$24,380,072
	Total Short-Term Investments (cost $24,380,072)		24,380,072
	Total Investments (cost $422,957,512) – 112.1%		406,152,307
	Other Assets Less Liabilities – (12.1)% (17)		(43,826,678)
	Net Assets – 100%		$362,325,629

Investments in Derivatives as of September 30, 2017

Forward Foreign Currency Exchange Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	3,497,939	Canadian Dollar	4,243,000	Goldman Sacks Bank USA	11/15/17	$96,383

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Long	19	12/17	$2,406,235	$2,380,937	$(25,298)	$(4,453)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

60	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$4,932,936	$12,639	$65,745		$5,011,320
Convertible Preferred Securities	2,750,250	—	—		2,750,250
Variable Rate Senior Loan Interests	—	9,761,444	—		9,761,444
$25 Par (or similar) Retail Preferred	7,307,501	—	—		7,307,501
Corporate Bonds	—	297,031,280	—	*	297,031,280
Convertible Bonds	—	18	—		18
$1,000 Par (or similar) Institutional Preferred	—	8,334,563	—		8,334,563
Contingent Capital Securities	—	10,017,088	—		10,017,088
Asset-Backed Securities	—	13	—		13
Investment Companies	7,660,189	—	—		7,660,189
Warrants	—	34	34		68
Investments Purchased with Collateral from Securities Lending	33,898,501	—	—		33,898,501
Short-Term Investments:
Money Market Funds	24,380,072	—	—		24,380,072
Investments in Derivatives
Forward Foreign Currency Exchange Contracts**	—	96,383	—		96,383
Futures Contracts**	(25,298)	—	—		(25,298)
Total	$80,904,151	$325,253,462	$65,779		$406,223,392
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$424,534,039
Gross unrealized:
Appreciation	$12,118,907
Depreciation	(30,500,639)
Net unrealized appreciation (depreciation) of investments	$(18,381,732)

Tax cost of forwards	$96,383
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of futures contracts	$(25,298)
Net unrealized appreciation (depreciation) of futures	—

NUVEEN	61

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $32,499,358.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(10)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(11)	Principal Amount (000) rounds to less than $1,000.

(12)	Perpetual security. Maturity date is not applicable.

(13)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(14)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(15)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(16)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

62	NUVEEN

Nuveen Strategic Income Fund

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)						Value

	LONG-TERM INVESTMENTS – 98.7%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (2), (3)						$2,839

55	Dayton Superior Class 1, (3)						3,154
	Total Building Products						5,993
	Total Common Stocks (cost $20,079)						5,993

Shares	Description (1)			Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Independent Power & Renewable Electricity Producers – 0.0%

2,500	Dynegy Inc.			5.375%		N/R	$82,875
	Total Convertible Preferred Securities (cost $250,000)						82,875

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.7% (6)

	Containers & Packaging – 0.2%

$1,000	Packaging Coordinators Inc, Second Lien Term Loan	10.050%	3-Month LIBOR	8.750%	6/30/24	CCC+	$990,000

990	Packaging Coordinators Inc, First Lien Term Loan	5.300%	3-Month LIBOR	4.000%	6/29/23	B	990,618
1,990	Total Containers & Packaging						1,980,618

	Diversified Financial Services – 0.1%

877	Jill Acquisition LLC, First Lien Term Loan B	6.320%	3-Month LIBOR	5.000%	5/08/22	B	872,549

	Independent Power & Renewable Electricity Producers – 0.1%

65	Empire Generating Company LLC, Term Loan C	5.570%	3-Month LIBOR	4.250%	3/13/21	B	61,142

660	Empire Generating Company LLC	5.570%	3-Month LIBOR	4.250%	3/13/21	B	618,418
725	Total Independent Power & Renewable Electricity Producers						679,560

	Professional Services – 0.3%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.989%	3-Month LIBOR	5.750%	2/28/22	CCC+	1,011,875

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	7.067%	3-Month LIBOR	5.750%	2/28/22	CCC+	1,011,250
2,000	Total Professional Services						2,023,125
$5,592	Total Variable Rate Senior Loan Interests (cost $5,547,082)						5,555,852

NUVEEN	63

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%

	Banks – 0.3%

20,600	AgriBank FCB, (5)	6.875%		BBB+	$2,276,300
	Total $25 Par (or similar) Retail Preferred (cost $2,060,000)				2,276,300

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 55.3%

	Aerospace & Defense – 1.3%

$2,785	BAE Systems Holdings, 144A	3.850%	12/15/25	BBB	$2,887,714

1,200	Bombardier Inc., 144A	8.750%	12/01/21	B	1,286,400

3,000	General Dynamics Corporation	2.625%	11/15/27	A+	2,901,902

3,380	Rockwell Collins Inc.	3.500%	3/15/27	BBB	3,444,683
	Total Aerospace & Defense				10,520,699

	Air Freight & Logistics – 0.3%

2,280	FedEx Corporation	3.300%	3/15/27	BBB	2,292,884

	Airlines – 1.0%

2,000	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,057,500

1,390	American Airlines Inc., Pass-Through Trust 2013-2B, 144A	5.600%	7/15/20	BBB–	1,456,160

952	American Airlines Inc., Pass-Through Trust 2016-1A	3.575%	1/15/28	AA+	980,141

2,599	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A	2,835,973

765	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B–	688,500
	Total Airlines				8,018,274

	Auto Components – 0.6%

1,180	American & Axle Manufacturing Inc., (9)	6.625%	10/15/22	BB–	1,219,778

750	American & Axle Manufacturing Inc., 144A, (9)	6.250%	4/01/25	BB–	765,000

2,000	Lear Corporation	5.375%	3/15/24	BBB–	2,130,662

1,000	Tupy S/A, 144A	6.625%	7/17/24	BB	1,053,010
	Total Auto Components				5,168,450

	Automobiles – 0.7%

5,680	General Motors Corporation	4.000%	4/01/25	BBB	5,768,359

	Banks – 10.6%

7,520	Bank of America Corporation	4.000%	4/01/24	A	7,942,091

4,575	Bank of America Corporation	4.200%	8/26/24	A–	4,808,002

8,115	Bank of America Corporation	3.248%	10/21/27	A	7,948,783

3,800	Barclays Bank PLC	3.650%	3/16/25	A	3,807,961

1,405	Citigroup Inc.	4.500%	1/14/22	A	1,511,027

6,495	Citigroup Inc.	3.750%	6/16/24	A	6,769,514

1,610	Citigroup Inc.	3.300%	4/27/25	A	1,621,507

3,155	Citigroup Inc.	3.200%	10/21/26	A	3,108,386

64	NUVEEN

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks (continued)

$6,525	Citigroup Inc.	4.300%	11/20/26	A–	$6,793,546

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	3,229,098

2,100	ING Groep N.V	3.950%	3/29/27	A+	2,189,392

1,400	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,516,512

9,750	JPMorgan Chase & Company	3.200%	1/25/23	A+	9,996,114

1,100	JPMorgan Chase & Company	3.875%	9/10/24	A	1,144,597

4,050	JPMorgan Chase & Company	2.950%	10/01/26	A+	3,962,082

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	3,047,938

2,425	PNC Financial Services Inc.	3.150%	5/19/27	A+	2,429,639

1,220	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	1,351,922

3,335	Santander UK PLC, 144A	5.000%	11/07/23	A–	3,605,238

1,960	Standard Chartered PLC, 144A	5.700%	3/26/44	A–	2,302,193

3,090	SunTrust Banks Inc.	2.450%	8/01/22	A–	3,076,668

3,505	Wells Fargo & Company	4.600%	4/01/21	AA–	3,763,724
	Total Banks				85,925,934

	Beverages – 1.6%

1,250	Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,222,445

5,785	Anheuser Busch InBev Financial Incorporated, Fixed Rate Note, Series 2016	3.650%	2/01/26	A–	5,982,414

1,350	Constellation Brands Inc.	4.250%	5/01/23	BBB–	1,446,569

3,870	Heineken NV, 144A	3.500%	1/29/28	BBB+	3,947,887
	Total Beverages				12,599,315

	Building Products – 0.5%

825	Euramax International Inc., 144A	12.000%	8/15/20	B–	897,188

2,740	Owens Corning Incorporated	4.200%	12/15/22	BBB	2,906,728
	Total Building Products				3,803,916

	Capital Markets – 5.8%

1,375	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,510,515

900	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	1,009,981

14,425	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	15,226,336

2,295	Goldman Sachs Group, Inc.	4.250%	10/21/25	A–	2,391,766

4,915	Lazard Group LLC	3.625%	3/01/27	A–	4,873,196

6,940	Morgan Stanley	4.000%	7/23/25	A	7,313,963

11,500	Morgan Stanley	3.950%	4/23/27	A–	11,711,957

2,415	Northern Trust Company	3.950%	10/30/25	A+	2,562,512
	Total Capital Markets				46,600,226

NUVEEN	65

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Chemicals – 1.5%

$3,000	Agrium Inc.	3.375%	3/15/25	BBB	$3,017,262

995	Chemours Co	5.375%	5/15/27	B+	1,034,800

1,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	1,065,000

1,450	Hexion Inc.	6.625%	4/15/20	CCC+	1,297,750

1,500	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BBB–	1,545,000

1,350	NOVA Chemicals Corporation, 144A	5.000%	5/01/25	BBB–	1,370,250

1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,077,300

1,500	Tronox Finance LLC, 144A	5.750%	10/01/25	B–	1,537,500
	Total Chemicals				11,944,862

	Commercial Services & Supplies – 0.4%

2,105	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	3.950%	2/01/22	BBB–	2,190,456

800	Arch Merger Sub Inc., 144A	8.500%	9/15/25	B–	778,000
	Total Commercial Services & Supplies				2,968,456

	Communications Equipment – 0.3%

2,300	Qualcomm, Inc.	2.100%	5/20/20	A1	2,317,108

	Consumer Finance – 1.7%

3,938	Capital One Bank	3.375%	2/15/23	Baa1	3,995,099

750	Credit Acceptance Corporation	7.375%	3/15/23	BB	793,125

1,750	Discover Bank	4.250%	3/13/26	BBB+	1,809,890

3,215	Discover Financial Services	5.200%	4/27/22	BBB+	3,493,748

3,405	Ford Motor Credit Company	3.810%	1/09/24	BBB	3,471,339
	Total Consumer Finance				13,563,201

	Diversified Consumer Services – 0.2%

1,250	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A	9.250%	5/15/23	B–	1,379,450

	Diversified Financial Services – 0.9%

3,510	BNP Paribas, 144A	4.375%	5/12/26	A	3,665,107

750	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC	656,250

1,955	Jefferies Group Inc.	4.850%	1/15/27	BBB–	2,051,217

650	Stoneway Capital Corporation, 144A	10.000%	3/01/27	B	698,152
	Total Diversified Financial Services				7,070,726

	Diversified Telecommunication Services – 3.2%

2,335	AT&T, Inc.	3.800%	3/15/22	A–	2,431,625

9,710	AT&T, Inc.	3.400%	8/14/24	A–	9,721,194

2,000	AT&T, Inc.	4.750%	5/15/46	A–	1,925,630

883	Frontier Communications Corporation, (9)	8.500%	4/15/20	B+	856,510

1,500	Frontier Communications Corporation	11.000%	9/15/25	B+	1,275,000

66	NUVEEN

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$2,175	GCI Inc.	6.875%	4/15/25	BB–	$2,338,125

900	IntelSat Jackson Holdings	7.500%	4/01/21	CCC+	852,750

1,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,153,750

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,576,447

3,215	Verizon Communications	4.125%	8/15/46	A–	2,920,919
	Total Diversified Telecommunication Services				26,051,950

	Electric Utilities – 0.8%

1,905	ACWA Power Management And Investment One Ltd, 144A	5.950%	12/15/39	BBB–	1,963,186

2,600	Eskom Holdings Limited, 144A	7.125%	2/11/25	Ba3	2,693,267

1,115	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa2	1,179,865

680	Intergen NV, 144A	7.000%	6/30/23	B1	663,000
	Total Electric Utilities				6,499,318

	Electrical Equipment – 0.2%

1,500	Park Aerospace Holdings Limited, 144A	5.500%	2/15/24	BB	1,575,000

	Energy Equipment & Services – 0.6%

1,500	Ensco PLC	5.200%	3/15/25	BB	1,260,000

750	Murray Energy Corporation, 144A	11.250%	4/15/21	CCC	446,250

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	2,022,546

750	Parker Drilling Company	6.750%	7/15/22	B–	598,125

500	Precision Drilling Corporation	7.750%	12/15/23	BB	510,000
	Total Energy Equipment & Services				4,836,921

	Equity Real Estate Investment Trusts – 0.9%

3,070	American Tower Company	5.000%	2/15/24	BBB	3,386,404

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,156,119

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,516,013
	Total Equity Real Estate Investment Trusts				7,058,536

	Food & Staples Retailing – 0.8%

1,175	Pomegranate Merger Sub, Inc., 144A	9.750%	5/01/23	B3	716,750

1,000	Rite Aid Corporation, 144A, (9)	6.125%	4/01/23	B	972,500

2,975	Sysco Corporation	3.300%	7/15/26	A3	2,999,286

2,000	Walgreens Boots Alliance, Inc.	3.800%	11/18/24	BBB	2,065,913
	Total Food & Staples Retailing				6,754,449

	Food Products – 0.8%

2,460	Bunge Limited Finance Company	3.250%	8/15/26	BBB	2,369,470

2,000	Grupo Bimbo SAB de CV, 144A	3.875%	6/27/24	BBB	2,064,855

2,235	Kraft Heinz Foods Company	4.375%	6/01/46	BBB–	2,190,262
	Total Food Products				6,624,587

NUVEEN	67

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Gas Utilities – 0.1%

$1,250		Suburban Propane Partners LP	5.500%	6/01/24	BB–	$1,256,250

		Health Care Providers & Services – 0.3%

1,000		Community Health Systems, Inc., (9)	6.875%	2/01/22	CCC+	785,000

920		HCA Inc.	5.500%	6/15/47	BBB–	953,350

500		Kindred Healthcare Inc.	6.375%	4/15/22	B–	452,500
		Total Health Care Providers & Services				2,190,850

		Health Care Equipment & Supplies – 0.1%

400	EUR	Synlab Bondco PLC, 144A	6.250%	7/01/22	B+	503,597

		Health Care Technology – 0.1%

1,145		Exela Intermediate LLC / Exela Financial Inc., 144A	10.000%	7/15/23	B	1,124,962

		Hotels, Restaurants & Leisure – 0.5%

720		1011778 BC ULC/New Red Finance Inc., 144A	5.000%	10/15/25	B–	732,600

2,000		Carlson Travel, Inc., 144A, (9)	6.750%	12/16/23	B	1,985,000

1,000		Grupo Posadas SAB de CV, 144A, (9)	7.875%	6/30/22	B+	1,065,000
		Total Hotels, Restaurants & Leisure				3,782,600

		Household Durables – 1.1%

750		Beazer Homes USA, Inc.	8.750%	3/15/22	B3	830,625

2,940		Harman International Industries, Inc.	4.150%	5/15/25	BBB+	3,047,160

750		K. Hovnanian Enterprises Inc., 144A	10.000%	7/15/22	CCC+	776,250

2,505		Newell Brands Inc.	4.200%	4/01/26	BBB–	2,636,877

1,350		RSI Home Products Incorporated, 144A	6.500%	3/15/23	BB–	1,417,500
		Total Household Durables				8,708,412

		Household Products – 0.2%

1,300		Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	1,264,576

		Independent Power & Renewable Electricity Producers – 0.3%

1,500		NRG Energy Inc.	6.625%	3/15/23	BB–	1,550,625

265		Talen Energy Supply LLC, 144A, (9)	4.625%	7/15/19	B–	261,688

1,000		Talen Energy Supply LLC	6.500%	6/01/25	B+	762,500
		Total Independent Power & Renewable Electricity Producers				2,574,813

		Industrial Conglomerates – 1.4%

1,000		Alfa SAB de CV, 144A, (9)	5.250%	3/25/24	BBB–	1,088,750

5,465		GE Capital International Funding CO	4.418%	11/15/35	AA–	5,956,906

3,200		Siemens Financieringsmaatschappij NV, 144A	3.400%	3/16/27	A+	3,291,079

1,000		Stena International SA, 144A	5.750%	3/01/24	BB–	912,500
		Total Industrial Conglomerates				11,249,235

68	NUVEEN

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Insurance – 2.8%

$646		AFLAC Insurance	6.450%	8/15/40	A–	$843,717

3,000		Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	3,110,915

3,370		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	3,678,963

2,535		Lincoln National Corporation	4.000%	9/01/23	A–	2,674,978

3,015		Symetra Financial Corporation	4.250%	7/15/24	Baa1	3,064,067

2,075		Unum Group	4.000%	3/15/24	BBB	2,164,789

1,805		Willis North America, Inc.	3.600%	5/15/24	BBB	1,845,752

4,790		XLIT Limited	4.450%	3/31/25	BBB	4,903,292
		Total Insurance				22,286,473

		Internet Software & Services – 0.5%

1,250		Donnelley Financial Solutions, Inc.	8.250%	10/15/24	B	1,337,500

2,865		eBay Inc.	3.800%	3/09/22	BBB+	3,003,651
		Total Internet Software & Services				4,341,151

		Machinery – 0.4%

3,370		John Deere Capital Corporation	2.650%	6/24/24	A	3,352,998

		Marine – 0.3%

1,700		Eletson Holdings Inc., 144A	9.625%	1/15/22	B–	1,351,500

1,340		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B	1,108,850
		Total Marine				2,460,350

		Media – 2.8%

4,285		21st Century Fox America Inc.	6.650%	11/15/37	BBB+	5,632,870

2,260		CBS Corporation	4.000%	1/15/26	BBB	2,334,306

1,790		Comcast Corporation	6.400%	5/15/38	A–	2,360,247

840		Cox Communications Inc., 144A, (9)	3.850%	2/01/25	BBB+	845,554

2,000		Cox Communications Inc., 144A	3.350%	9/15/26	BBB+	1,956,339

2,430		Discovery Communications Inc.	3.800%	3/13/24	BBB–	2,503,623

1,500		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	1,558,125

1,805		Time Warner Inc.	3.875%	1/15/26	BBB+	1,832,332

1,750	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	1,507,854

1,600		VTR Finance BV, 144A	6.875%	1/15/24	BB–	1,692,000
		Total Media				22,223,250

		Metals & Mining – 0.6%

1,000		Aleris International Inc., 144A	9.500%	4/01/21	B	1,065,000

1,520		Hudbay Minerals, Inc., 144A	7.250%	1/15/23	B+	1,618,800

1,000		IAMGOLD Corporation, 144A	7.000%	4/15/25	B+	1,056,250

1,125		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	1,417,646
		Total Metals & Mining				5,157,696

NUVEEN	69

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 3.7%

$1,295	Berkshire Hathaway Energy Company	6.125%	4/01/36	A–	$1,661,548

950	Calumet Specialty Products	7.625%	1/15/22	CCC+	933,375

1,410	Canadian Natural Resources Limited	5.850%	2/01/35	BBB+	1,595,619

1,025	Cheniere Corpus Christi Holdings, LLC, 144A	5.125%	6/30/27	BB–	1,058,313

1,000	Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,012,500

2,300	Hess Corporation	3.500%	7/15/24	BBB–	2,248,580

2,700	MPLX LP	4.875%	6/01/25	BBB–	2,894,323

1,880	Occidental Petroleum Corporation	3.400%	4/15/26	A	1,926,646

1,000	PBF Holding Company LLC, 144A	7.250%	6/15/25	BB	1,022,500

1,275	Petro Canada	6.800%	5/15/38	A–	1,706,163

1,000	Petrobras Global Finance BV	7.375%	1/17/27	BB	1,101,000

1,575	Petroleos del Peru SA, 144A	4.750%	6/19/32	BBB+	1,619,730

1,345	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB–	1,504,152

1,445	Southwestern Energy Company	4.100%	3/15/22	BB	1,394,425

1,910	Sunoco Logistics Partners LP	4.000%	10/01/27	BBB–	1,901,993

670	Targa Resources Inc.	4.250%	11/15/23	BB–	664,138

2,500	Valero Energy Corporation	3.400%	9/15/26	BBB	2,465,282

2,875	Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	2,894,555
	Total Oil, Gas & Consumable Fuels				29,604,842

	Paper & Forest Products – 0.3%

2,100	Domtar Corporation	6.750%	2/15/44	BBB–	2,322,425

	Personal Products – 0.3%

1,740	International Paper Company	8.700%	6/15/38	BBB	2,597,008

	Pharmaceuticals – 0.4%

1,345	Endo Finance LLC, 144A	5.375%	1/31/23	B3	1,096,175

2,450	Teva Pharmaceutical Finance III, (9)	3.150%	10/01/26	BBB–	2,257,757
	Total Pharmaceuticals				3,353,932

	Real Estate Management & Development – 0.4%

1,000	Crescent Communities LLC, 144A	8.875%	10/15/21	B+	1,060,000

1,250	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,315,625

750	Mattamy Group Corporation, 144A	6.500%	10/01/25	BB	768,750
	Total Real Estate Management & Development				3,144,375

	Road & Rail – 0.5%

2,500	Herc Rentals, Inc., 144A	7.750%	6/01/24	B+	2,712,500

1,100	The Hertz Corporation, 144A	7.625%	6/01/22	BB–	1,134,375
	Total Road & Rail				3,846,875

	Semiconductors & Semiconductor Equipment – 0.3%

2,655	Intel Corporation	3.150%	5/11/27	A+	2,694,312

70	NUVEEN

Principal Amount (000) (8)	Description (1)		Coupon	Maturity	Ratings (4)	Value

	Software – 0.3%

$2,450	Microsoft Corporation		3.300%	2/06/27	AAA	$2,539,423

	Specialty Retail – 1.1%

2,000	AutoNation Inc.		4.500%	10/01/25	BBB-	2,112,522

2,900	Bed Bath and Beyond Incorporated		5.165%	8/01/44	BBB+	2,527,530

1,500	L Brands, Inc.		6.875%	11/01/35	BB+	1,462,500

2,405	Lowes Companies, Inc.		3.100%	5/03/27	A–	2,390,359

500	The Men’s Warehouse Inc.		7.000%	7/01/22	B3	476,250
	Total Specialty Retail					8,969,161

	Technology Hardware, Storage & Peripherals – 0.2%

1,425	Western Digital Corporation, 144A		7.375%	4/01/23	BBB-	1,561,088

	Trading Companies & Distributors – 0.3%

1,995	Air Lease Corporation		3.875%	4/01/21	BBB	2,083,164

515	Ashtead Capital Inc., 144A		4.125%	8/15/25	BBB-	530,450
	Total Trading Companies & Distributors					2,613,614

	Transportation Infrastructure – 0.1%

1,110	Rumo Luxembourg Sarl, 144A, (9)		7.375%	2/09/24	BB–	1,201,575

	Wireless Telecommunication Services – 1.2%

1,250	Digicel Group, Limited, 144A		8.250%	9/30/20	B–	1,221,100

1,000	Hughes Satellite Systems Corporation		6.625%	8/01/26	BB–	1,070,000

1,040	Millicom International Cellular SA, 144A		5.125%	1/15/28	BB+	1,048,840

2,275	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A		3.360%	9/20/21	Baa2	2,309,125

1,350	Telecom Italia SpA, 144A		5.303%	5/30/24	BBB–	1,468,125

2,650	Telefonica Emisiones SAU		4.103%	3/08/27	BBB	2,740,575
	Total Wireless Telecommunication Services					9,857,765
	Total Corporate Bonds (cost $432,243,904)					446,126,229

Principal Amount (000)	Description (1)	Optional Call Provisions (10)			Ratings (4)	Value

	MUNICIPAL BONDS – 0.2%

	Georgia – 0.2%

$1,550	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57	No Opt. Call			A–	$1,929,425
$1,550	Total Municipal Bonds (cost $1,686,724)					1,929,425

NUVEEN	71

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.9%

	Automobiles – 0.3%

$2,000	General Motors Financial Company Inc., (9)	5.750%	N/A (11)	BB+	$2,072,500

	Banks – 2.8%

2,695	Bank of America Corporation, (9)	6.300%	N/A (11)	BB+	3,045,350

2,965	Citigroup Inc., (9)	6.250%	N/A (11)	BB+	3,335,625

2,000	Cobank Agricultural Credit Bank	6.250%	N/A (11)	BBB+	2,206,262

4,000	JPMorgan Chase & Company	6.750%	N/A (11)	BBB–	4,575,240

2,797	KeyCorp	5.000%	N/A (11)	Baa3	2,894,895

1,000	M&T Bank Corporation	5.125%	N/A (11)	Baa2	1,056,875

4,570	SunTrust Bank Inc.	5.050%	N/A (11)	Baa3	4,672,825

1,000	Wachovia Capital Trust III, (3-Month LIBOR reference rate + 0.930% spread), (19)	5.570%	N/A (11)	BBB	1,002,500
21,027	Total Banks				22,789,572

	Capital Markets – 1.0%

2,325	Bank of New York Mellon	4.950%	N/A (11)	Baa1	2,413,641

3,005	Goldman Sachs Group Inc., (9)	5.300%	N/A (11)	Ba1	3,219,106

1,000	Morgan Stanley	5.550%	N/A (11)	Ba1	1,041,875

1,605	State Street Corporation	5.250%	N/A (11)	Baa1	1,689,262
7,935	Total Capital Markets				8,363,884

	Commercial Services & Supplies – 0.2%

1,550	AerCap Global Aviation Trust, 144A, (9)	6.500%	6/15/45	BB	1,695,313

	Consumer Finance – 0.8%

2,020	American Express Company	5.200%	N/A (11)	Baa2	2,073,025

3,920	Capital One Financial Corporation	5.550%	N/A (11)	Baa3	4,091,500
5,940	Total Consumer Finance				6,164,525

	Food Products – 0.4%

2,780	Land O’ Lakes Incorporated, 144A	8.000%	N/A (11)	BB	3,092,750

	Industrial Conglomerates – 0.5%

4,086	General Electric Capital Corporation	5.000%	N/A (11)	A	4,321,762

1,000	OAS Financial Limited, 144A, (12)	8.875%	N/A (11)	N/R	75,000
5,086	Total Industrial Conglomerates				4,396,762

	Insurance – 0.7%

2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,195,000

3,730	MetLife Inc.	5.250%	N/A (11)	BBB	3,845,481
5,730	Total Insurance				6,040,481

	Wireless Telecommunication Services – 0.2%

1,150	Colombia Telecommunicaciones S.A. ESP., 144A, (9)	8.500%	N/A (11)	B+	1,227,338
$53,198	Total $1,000 Par (or similar) Institutional Preferred (cost $53,619,190)				55,843,125

72	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONTINGENT CAPITAL SECURITIES – 4.7% (13)

	Banks – 3.5%

$1,590	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (9)	6.750%	N/A (11)	Baa2	$1,796,700

1,300	Banco Mercantil del Norte, 144A	7.625%	N/A (11)	BB	1,418,300

2,000	Credit Agricole SA, 144A	8.125%	N/A (11)	BBB–	2,367,500

2,410	HSBC Holdings PLC	6.875%	N/A (11)	BBB	2,623,887

2,000	ING Groep N.V, (9)	6.000%	N/A (11)	BBB–	2,059,200

2,300	Intesa Sanpaolo SpA, 144A	7.700%	N/A (11)	Ba3	2,400,625

3,000	Lloyds Banking Group PLC	7.500%	N/A (11)	BB+	3,363,750

1,600	Nordea Bank AB, 144A	6.125%	N/A (11)	BBB	1,716,000

3,134	Royal Bank of Scotland Group PLC	7.500%	N/A (11)	Ba3	3,282,082

1,000	Societe Generale, 144A	7.375%	N/A (11)	BB+	1,082,500

1,880	Standard Chartered PLC, 144A	7.500%	N/A (11)	Ba1	2,006,900

1,535	UniCredit SpA, Reg S	8.000%	N/A (11)	B+	1,617,506

2,395	Westpac Banking Corp.	5.000%	N/A (11)	Baa2	2,391,730
26,144	Total Banks				28,126,680

	Capital Markets – 0.9%

2,000	Credit Suisse Group AG, 144A	7.500%	N/A (11)	BB	2,260,020

2,000	Macquarie Bank Limited, 144A	6.125%	N/A (11)	Ba1	2,069,400

2,800	UBS Group AG, Reg S	5.625%	N/A (11)	BB+	2,975,672
6,800	Total Capital Markets				7,305,092

	Diversified Financial Services – 0.3%

2,330	BNP Paribas, 144A	7.375%	N/A (11)	BBB–	2,632,900
$35,274	Total Contingent Capital Securities (cost $36,367,323)				38,064,672

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.5%

$19,919	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/27	Aaa	$19,711,969

$19,919	Total U.S. Government and Agency Obligations (cost $19,880,603)				19,711,969

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 22.2%

$861	321 Henderson Receivables LLC, Series 2010-3A, 144A	3.820%	12/15/48	Aaa	$873,826

5,075	Ally Auto Receivables Trust, Series 2017-3	2.010%	3/15/22	AAA	5,076,826

5,390	American Express Credit Card Master Trust, Series 2017-1	1.930%	9/15/22	Aaa	5,396,645

2,291	American Homes 4 Rent, Series 2014-SFR2, 144A	3.786%	10/17/36	Aaa	2,393,966

2,270	AmeriCold LLC Trust, Series 2010, 144A	6.811%	1/14/29	A+	2,516,632

25	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	24,349

NUVEEN	73

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,200	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	4.511%	9/17/48	A–	$1,213,798

770	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/17/48	BBB–	608,317

5,155	Bank of America Credit Card Trust, Series 2017-A1	1.950%	8/15/22	Aaa	5,161,777

2,400	Barclays Commercial Mortgage, Mortgage Pass-Through Certificates, Series 2015-STP, 144A	4.427%	9/10/28	BBB–	2,419,236

4,900	CitiBank Credit Card Issuance Trust, Series 2014-A6	2.150%	7/15/21	Aaa	4,931,825

3,000	Cold Storage Trust, Commercial Mortgage Backed Securities, Series 2017-ICE3, 144A, (1-Month LIBOR reference rate + 1.000% spread), (19)	2.234%	4/15/36	AAA	3,009,310

4,231	Colony American Homes Trust 2014-1A, 144A, (1-Month LIBOR reference rate + 1.150% spread), (19)	2.384%	5/17/31	Aaa	4,248,588

3,940	Commercial Mortgage Pass-Through Certificates 2015-CR22	4.261%	3/12/48	A–	3,929,278

3,260	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26	4.643%	10/10/48	A–	3,175,218

1,610	Commercial Mortgage Pass-Through Certificates, Series 2016-SAVA, 144A, (1-Month LIBOR reference rate + 2.300% spread), (19)	3.535%	10/17/34	AA–	1,625,084

94	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	93,864

789	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	755,037

125	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	130,558

3,271	DB Master Finance LLC, Series 2015-1A, 144A	3.980%	2/21/45	BBB	3,346,459

2,430	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	AAA	2,425,989

1,950	Discover Card Execution Trust 2015-A2	1.900%	10/17/22	AAA	1,949,785

3,115	Discover Card Execution Trust 2017-A2	2.390%	7/15/24	AAA	3,144,322

3,680	Dominos Pizza Master Issuer LLC, Series 2017-1A, 144A	3.082%	7/25/47	BBB+	3,662,667

138	Fannie Mae Mortgage Interest Strips (I/O)	5.000%	9/01/24	Aaa	5,631

706	Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	780,731

59	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	62,471

90	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	98,407

125	Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	140,020

50	Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	57,272

44	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	49,073

190	Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	208,769

37	Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	40,767

55	Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	63,410

23	Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	25,585

74	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$—	(14)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	$128

86		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	97,855

12		Fannie Mae Mortgage Pool 905597, (12-Month LIBOR reference rate + 1.806% spread), (19)	3.391%	12/01/36	Aaa	12,455

54		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	61,722

38		Fannie Mae Mortgage Pool 946228, (12-Month LIBOR reference rate + 1.614% spread), (19)	3.331%	9/01/37	Aaa	39,473

—	(14)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	74

229		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	255,809

166		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	183,760

4		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	3,932

9,963		Fannie Mae Mortgage Pool AS7348	3.500%	6/01/46	Aaa	10,274,750

9,504		Fannie Mae Mortgage Pool AS8269	3.000%	11/01/46	Aaa	9,537,138

15,205		Fannie Mae TBA, (WI/DD)	3.000%	TBA	Aaa	15,246,577

8,660		Fannie Mae TBA, (WI/DD)	3.500%	TBA	Aaa	8,924,198

7,120		Fannie Mae TBA, (WI/DD)	4.000%	TBA	Aaa	7,493,800

5,430		Fannie Mae TBA, (WI/DD)	4.500%	TBA	Aaa	5,826,432

2,000		Fifth Third Auto Trust, Series 2017-1	1.800%	2/15/22	AAA	1,994,000

7,282		Freddie Mac Gold Mortgage Pool Q46279	3.500%	2/01/47	Aaa	7,514,524

231		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	255,992

46		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	50,324

1,405		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.481%	5/25/45	AA	1,429,272

2,465		Goldman Sachs Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2015-GC32	3.345%	7/10/48	BBB–	2,040,504

11		Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	11,042

3,000		Honda Auto Receivables Owner Trust 2017-2	1.870%	9/15/23	AAA	2,991,661

1,275		Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,215,313

3,567		Invitation Homes Trust 2015-SFR1, 144A, (1-Month LIBOR reference rate + 1.450% spread), (19)	2.684%	3/18/32	Aaa	3,593,057

716		JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1, (1-Month LIBOR reference rate + 0.280% spread), (19)	1.517%	6/25/37	Caa1	688,671

5,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Pass Through Certificates Trust 2017-MAUI, 144A, (1-Month LIBOR reference rate + 0.830% spread), (19)	2.064%	7/17/34	AAA	5,003,133

1,500		JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates 2017-JP5	3.723%	3/17/50	Aaa	1,574,450

2,253		Master RePerforming Loan Trust 2005-1, 144A	7.500%	8/25/34	B3	2,347,678

2,750		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, 144A	4.914%	6/17/47	BBB–	2,488,774

NUVEEN	75

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,955		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, 144A	4.383%	4/17/48	BBB–	$1,656,999

1,930		New Residential Advance Receivable Trust , Series 2016-T1, 144A	4.377%	6/15/49	BBB	1,937,305

3,100		New Residential Advance Receivable Trust, Series 2017-T1, 144A	4.002%	2/15/51	BBB	3,109,609

3,900		OMART Receivables Trust, Series 2016-T2, 144A	4.446%	8/16/49	BBB	3,808,568

86		Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	80,157

4,505		Shellpoint Co-Originator Trust, Series 2017-2, 144A	3.500%	10/25/47	Aaa	4,625,684

3,155		Starwood Waypoint Homes Trust, 2017-1, 144A, (1-Month LIBOR reference rate + 0.950% spread), (19)	2.200%	1/22/35	Aaa	3,156,421

1,832		Taco Bell Funding LLC, Series 2016-1A, 144A	4.377%	5/25/46	BBB	1,906,170

201		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	3.495%	10/20/35	D	191,869

189		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.248%	8/25/38	AA	198,218

1,635		Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C30, 144A	4.645%	9/17/58	BBB–	1,427,028

11		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	3.356%	2/25/35	A+	11,437

2,580		World Omni Auto Receivables Trust, Series 2016-B	1.300%	2/15/22	AAA	2,558,199
$178,400		Total Asset-Backed and Mortgage-Backed Securities (cost $178,485,987)				179,469,654

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 5.9%

		Argentina – 0.5%

$2,460		Republic of Argentina	6.875%	1/26/27	B	$2,656,800

1,000		Republic of Argentina	7.625%	4/22/46	B	1,110,000
		Total Argentina				3,766,800

		Egypt – 0.4%

3,090		Arab Republic of Egypt, 144A	6.125%	1/31/22	B	3,197,810

		El Salvador – 0.1%

1,100		Republic of El Salvador, 144A	6.375%	1/18/27	CCC+	1,089,000

		Germany – 1.5%

10,300	EUR	Deutschland Republic, Reg S	0.250%	2/15/27	Aaa	12,009,927

		Mexico – 1.9%

3,070	MXN	Mexico Bonos de DeSarrollo	5.750%	3/05/26	A3	15,719,715

		Saudi Arabia – 0.4%

3,250		Saudi Government International Bond, 144A, (WI/DD)	3.625%	3/04/28	A1	3,206,040

76	NUVEEN

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		South Africa – 0.9%

89,600	ZAR	Republic of South Africa	10.500%	12/21/26	BBB–	$7,423,562

		Sri Lanka – 0.2%

1,400		Republic of Sri Lanka, 144A	6.125%	6/03/25	B+	1,479,820
		Total Sovereign Debt (cost $46,014,623)				47,892,674
		Total Long-Term Investments (cost $776,175,515)				796,958,768

Shares		Description (1)	Coupon			Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.7%

		Money Market Funds – 2.7%

21,550,895		First American Government Obligations Fund, Class X, (16)	0.926% (15)			$21,550,895
		Total Investments Purchased with Collateral from Securities Lending (cost $21,550,895)				21,550,895

Shares		Description (1)	Coupon			Value

		SHORT-TERM INVESTMENTS – 4.3%

		Money Market Funds – 4.3%

35,049,299		First American Treasury Obligations Fund, Class Z	0.888% (15)			$35,049,299
		Total Short-Term Investments (cost $35,049,299)				35,049,299
		Total Investments (cost $832,775,709) 105.7%				853,558,962
		Other Assets Less Liabilities – (5.7)% (17)				(45,830,820)
		Net Assets – 100%				$807,728,142

Investments in Derivatives as of September 30, 2017

Forward Foreign Currency Exchange Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Mexican Peso	281,700,000	U.S. Dollar	15,502,724	Bank of America, N.A.	10/06/17	$(51,911)
U.S. Dollars	12,056,075	Euro	10,260,000	Bank of America, N.A.	10/25/17	(87,502)
U.S. Dollars	15,640,181	Mexican Peso	281,700,000	Bank of America, N.A.	10/06/17	189,368
U.S. Dollars	490,887	Mexican Peso	8,924,318	Bank of America, N.A.	11/27/17	5,625
U.S. Dollars	7,679,115	South African Rand	99,850,000	Bank of America, N.A.	11/14/17	360,102
U.S. Dollars	494,707	Euro	410,000	Citibank, National Association	11/15/17	8,882
U.S. Dollars	1,103,875	Canadian Dollar	1,339,000	Goldman Sachs Bank USA	11/15/17	30,416
U.S. Dollars	15,921,349	Canadian Dollar	20,000,000	Siebert Brandford Shank & Co	10/03/17	(108,054)
Canadian Dollar	20,000,000	U.S. Dollar	15,838,761	TD Securities USA LLC	10/03/17	190,641
Total	355,086,189		453,824,803			$537,567

NUVEEN	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

Investment in Derivatives as of September 30, 2017 (continued)

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (18)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Markit.CDX.NA.HY.28	Buy	$55,000,000	5.000%	Quarterly	6/20/22	$(4,303,140)	$(3,680,315)	$(622,825)	$(59,159)

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Euro-Bund	Long	75	12/17	$14,420,424	$14,272,249	$(148,175)	$18,615
U.S. Treasury 5-Year Note	Long	467	12/17	55,296,403	54,872,500	(423,903)	(76,617)
U.S. Treasury 10-Year Note	Short	(1,370)	12/17	(173,510,892)	(171,678,125)	1,832,767	333,097
U.S. Treasury Long Bond	Long	35	12/17	5,427,278	5,348,438	(78,840)	1,094
U.S. Treasury Ultra Bond	Long	218	12/17	36,628,202	35,997,250	(630,952)	88,562
Total				$(61,738,585)	$(61,187,688)	$550,897	$364,751
*	Total aggregate Notional Amount at Value of long and short positions is $110,490,437 and $(171,678,125), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
Convertible Preferred Securities	82,875	—	—	82,875
Variable Rate Senior Loan Interests	—	5,555,852	—	5,555,852
$25 Par (or similar) Retail Preferred	—	2,276,300	—	2,276,300
Corporate Bonds	—	446,126,229	—	446,126,229
Municipal Bonds	—	1,929,425	—	1,929,425
$1,000 Par (or similar) Institutional Preferred	—	55,843,125	—	55,843,125
Contingent Capital Securities	—	38,064,672	—	38,064,672
U.S. Government and Agency Obligations	—	19,711,969	—	19,711,969
Asset-Backed and Mortgage-Backed Securities	—	179,469,654	—	179,469,654
Sovereign Debt	—	47,892,674	—	47,892,674
Investments Purchased with Collateral from Securities Lending	21,550,895	—	—	21,550,895
Short-Term Investments:
Money Market Funds	35,049,299	—	—	35,049,299

78	NUVEEN

	Level 1	Level 2	Level 3	Total
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	$—	$537,567	$—	$537,567
Credit Default Swaps*	—	(622,825)	—	(622,825)
Futures Contracts*	550,897	—	—	550,897
Total	$57,233,966	$796,784,642	$5,993	$854,024,601
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in the value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$832,263,580
Gross unrealized:
Appreciation	26,577,649
Depreciation	(5,282,267)
Net unrealized appreciation (depreciation) of investments	$21,295,382

Tax cost of forwards	$537,567
Net unrealized appreciation (depreciation) of forwards	—

Tax cost of swaps	$(4,303,140)
Net unrealized appreciation (depreciation) of swaps	—

Tax cost of futures	$550,897
Net unrealized appreciation (depreciation) of futures	—

NUVEEN	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3 unless otherwise noted.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $20,809,317.

(10)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(11)	Perpetual security. Maturity date is not applicable.

(12)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(13)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(14)	Principal Amount (000) rounds to less than $1,000.

(15)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(16)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(18)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(19)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered rate

CAD	Canadian Dollar

EUR	Euro

MXN	Mexican Peso

ZAR	South African Rand

80	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017